UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

October 31, 2006

1.809070.102

GOV-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 28.8%
Fannie Mae:
3.25% 1/15/08	$ 6,965	$ 6,819
3.25% 8/15/08	4,812	4,676
3.25% 2/15/09	143,050	138,049
4% 9/2/08	13,225	12,988
4.25% 5/15/09	21,500	21,200
4.5% 10/15/08	81,560	80,983
4.625% 1/15/08	121,264	120,634
4.625% 10/15/13	3,320	3,256
4.75% 12/15/10	323,801	322,229
4.875% 4/15/09	77,610	77,627
5% 9/15/08	65,545	65,637
5.125% 4/15/11	210,000	212,033
5.125% 1/2/14	19,730	19,684
6.25% 2/1/11	25,315	26,471
6.375% 6/15/09	55,710	57,757
6.625% 9/15/09	1,620	1,695
Federal Home Loan Bank:
4.5% 10/14/08	56,475	56,064
5% 9/18/09	26,920	27,058
5.375% 8/19/11	35,350	36,091
5.8% 9/2/08	26,570	26,926
Freddie Mac:
3.875% 6/15/08	2,791	2,746
4% 8/17/07	8,282	8,205
4.25% 7/15/09	40,396	39,782
4.875% 11/15/13	14,070	14,008
5% 1/30/14	25,000	24,831
5.125% 4/18/08	66,000	66,155
5.125% 4/18/11	31,220	31,530
5.25% 7/18/11	29,000	29,448
5.5% 7/18/16	19,800	20,603
5.75% 1/15/12	1,686	1,752
5.75% 6/27/16	30,000	31,315
5.875% 3/21/11	48,555	50,104
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	115,582
6.6% 2/15/08	30,937	31,067
6.8% 2/15/12	30,000	31,830
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	$ 7,417	$ 7,640
6.99% 5/21/16	23,814	25,634
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	18,540
5.685% 5/15/12	24,035	24,910
6.49% 7/15/07	5,000	5,039
6.67% 9/15/09	3,500	3,672
7.17% 5/15/07	12,900	13,028
4.974% 8/15/13	22,940	23,023
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	7,045	6,909
Series 2002-20K Class 1, 5.08% 11/1/22	16,851	16,810
Series 2003 P10B, 5.136% 8/10/13	14,362	14,367
Series 2004-20H Class 1, 5.17% 8/1/24	4,187	4,183
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,690
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,555
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	384	386
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,008,221
U.S. Treasury Inflation Protected Obligations - 10.9%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	113,758	107,199
1.875% 7/15/13	83,258	80,617
2% 7/15/14	43,266	42,150
2.375% 4/15/11	461,320	458,802
2.5% 7/15/16	70,570	71,573
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		760,341
U.S. Treasury Obligations - 20.6%
U.S. Treasury Bonds:
6.125% 8/15/29	253,102	299,708
6.25% 8/15/23	1,500	1,746
8% 11/15/21	146,794	196,750
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.125% 9/15/08 (b)	$ 21,500	$ 20,901
4% 11/15/12	11,000	10,673
4.25% 8/15/13 (b)	28,945	28,384
4.25% 11/15/13	37,610	36,862
4.25% 8/15/14	9,000	8,798
4.25% 11/15/14 (b)	322,185	314,722
4.25% 8/15/15	12,500	12,186
4.375% 12/15/10	5,230	5,191
4.5% 11/15/15 (b)	276,800	274,702
4.75% 5/15/14 (b)	143,431	144,865
4.875% 4/30/08	26,737	26,774
4.875% 5/15/09	3,432	3,452
4.875% 5/31/11	44,500	45,042
TOTAL U.S. TREASURY OBLIGATIONS		1,430,756
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,185,354)		4,199,318
U.S. Government Agency - Mortgage Securities - 23.1%

Fannie Mae - 17.5%
3.73% 10/1/33 (f)	852	836
3.732% 1/1/35 (f)	1,183	1,167
3.75% 1/1/34 (f)	798	782
3.763% 12/1/34 (f)	898	886
3.768% 10/1/33 (f)	832	817
3.786% 6/1/34 (f)	3,825	3,734
3.793% 12/1/34 (f)	185	183
3.81% 6/1/33 (f)	624	616
3.829% 1/1/35 (f)	2,262	2,230
3.835% 4/1/33 (f)	2,359	2,329
3.849% 1/1/35 (f)	705	694
3.851% 10/1/33 (f)	23,293	22,943
3.867% 1/1/35 (f)	1,378	1,362
3.881% 6/1/33 (f)	3,135	3,094
3.888% 10/1/34 (f)	855	843
3.917% 12/1/34 (f)	702	696
3.942% 11/1/34 (f)	1,446	1,423
3.951% 12/1/34 (f)	687	681
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.952% 5/1/33 (f)	$ 278	$ 274
3.953% 1/1/35 (f)	888	878
3.979% 5/1/34 (f)	249	253
3.995% 2/1/35 (f)	705	698
4% 1/1/18 to 6/1/20	22,736	21,615
4.001% 12/1/34 (f)	909	910
4.004% 1/1/35 (f)	613	612
4.01% 12/1/34 (f)	483	480
4.016% 12/1/34 (f)	1,339	1,340
4.02% 1/1/35 (f)	1,313	1,304
4.022% 2/1/35 (f)	638	632
4.026% 1/1/35 (f)	354	351
4.034% 10/1/18 (f)	676	667
4.036% 1/1/35 (f)	557	551
4.052% 1/1/35 (f)	1,245	1,235
4.074% 5/1/33 (f)	10,161	10,050
4.079% 2/1/35 (f)	457	453
4.081% 4/1/33 (f)	280	278
4.081% 2/1/35 (f)	1,240	1,229
4.092% 11/1/34 (f)	1,008	993
4.093% 2/1/35 (f)	446	442
4.096% 2/1/35 (f)	2,293	2,289
4.103% 1/1/35 (f)	1,329	1,318
4.106% 1/1/35 (f)	1,395	1,382
4.111% 2/1/35 (f)	1,604	1,592
4.131% 2/1/35 (f)	1,227	1,216
4.132% 1/1/35 (f)	2,282	2,262
4.144% 1/1/35 (f)	2,100	2,107
4.162% 11/1/34 (f)	301	297
4.164% 1/1/35 (f)	1,162	1,157
4.169% 1/1/35 (f)	1,756	1,720
4.177% 1/1/35 (f)	2,415	2,422
4.215% 1/1/35 (f)	721	717
4.25% 2/1/35 (f)	871	855
4.258% 1/1/34 (f)	2,445	2,414
4.27% 8/1/33 (f)	1,592	1,579
4.272% 2/1/35 (f)	452	452
4.273% 12/1/34 (f)	434	430
4.278% 3/1/35 (f)	793	786
4.286% 10/1/33 (f)	385	381
4.289% 10/1/34 (f)	219	220
4.295% 3/1/33 (f)	313	307
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.303% 5/1/35 (f)	$ 1,054	$ 1,046
4.31% 3/1/33 (f)	429	421
4.31% 3/1/33 (f)	1,066	1,058
4.318% 6/1/33 (f)	512	508
4.35% 1/1/35 (f)	923	907
4.362% 2/1/34 (f)	1,583	1,566
4.362% 4/1/35 (f)	508	505
4.385% 11/1/34 (f)	8,729	8,759
4.394% 10/1/34 (f)	4,824	4,759
4.401% 5/1/35 (f)	2,475	2,461
4.402% 2/1/35 (f)	1,137	1,118
4.429% 3/1/35 (f)	1,170	1,151
4.453% 8/1/34 (f)	2,457	2,433
4.472% 5/1/35 (f)	749	744
4.479% 1/1/35 (f)	1,083	1,079
4.5% 2/1/18 to 10/1/21	33,023	31,986
4.5% 11/1/21 (d)	65,015	62,895
4.5% 11/1/21 (d)(e)	27,935	27,024
4.513% 1/1/35 (f)	1,014	1,008
4.513% 2/1/35 (f)	14,497	14,375
4.515% 10/1/35 (f)	534	530
4.522% 2/1/35 (f)	5,073	5,047
4.523% 2/1/35 (f)	802	797
4.533% 7/1/35 (f)	3,099	3,079
4.543% 1/1/35 (f)	1,782	1,778
4.563% 2/1/35 (f)	513	511
4.565% 9/1/34 (f)	23,215	22,969
4.575% 7/1/35 (f)	3,693	3,670
4.58% 2/1/35 (f)	4,047	3,996
4.603% 7/1/34 (f)	33,487	33,406
4.624% 3/1/35 (f)	400	399
4.64% 1/1/33 (f)	581	581
4.654% 3/1/35 (f)	768	765
4.695% 9/1/34 (f)	312	313
4.712% 2/1/33 (f)	171	173
4.713% 10/1/32 (f)	154	154
4.725% 10/1/34 (f)	3,471	3,445
4.728% 7/1/34 (f)	2,375	2,359
4.746% 5/1/33 (f)	54	54
4.763% 10/1/32 (f)	243	244
4.763% 12/1/34 (f)	836	829
4.775% 1/1/35 (f)	146	148
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.803% 12/1/32 (f)	$ 1,077	$ 1,081
4.808% 8/1/34 (f)	873	874
4.81% 6/1/35 (f)	4,195	4,181
4.812% 11/1/34 (f)	2,737	2,719
4.828% 2/1/33 (f)	1,340	1,337
4.841% 10/1/35 (f)	2,432	2,418
4.869% 7/1/34 (f)	9,091	9,053
4.873% 10/1/34 (f)	9,187	9,141
4.881% 8/1/34 (f)	6,173	6,147
4.976% 2/1/35 (f)	332	331
4.988% 11/1/32 (f)	656	660
4.989% 12/1/32 (f)	98	98
5% 12/1/15 to 12/1/35	201,009	195,526
5.057% 7/1/34 (f)	438	438
5.058% 11/1/34 (f)	205	205
5.077% 5/1/35 (f)	5,285	5,287
5.079% 9/1/34 (f)	7,008	7,001
5.095% 9/1/34 (f)	872	871
5.1% 1/1/34 (f)	112	113
5.179% 8/1/33 (f)	1,253	1,255
5.181% 3/1/35 (f)	509	509
5.183% 6/1/35 (f)	3,709	3,715
5.288% 7/1/35 (f)	498	499
5.339% 12/1/34 (f)	1,369	1,373
5.492% 2/1/36 (f)	16,606	16,695
5.5% 4/1/09 to 12/1/35	403,718	401,208
5.614% 1/1/36 (f)	4,699	4,732
5.861% 6/1/35 (f)	2,555	2,584
5.902% 1/1/36 (f)	3,291	3,314
6% 9/1/17 to 2/1/34	56,607	57,228
6.5% 3/1/13 to 7/1/35	94,043	96,272
7% 7/1/13 to 7/1/32	6,613	6,840
7.5% 8/1/10 to 4/1/29	206	213
8% 1/1/22	33	33
8.5% 1/1/15 to 7/1/31	733	777
9% 11/1/11 to 5/1/14	789	792
9.5% 11/15/09 to 10/1/20	1,113	1,204
10% 8/1/10	9	9
11% 8/1/10	18	19
11.25% 5/1/14	10	11
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.5% 6/15/19 to 1/15/21	$ 1,720	$ 1,927
12.5% 8/1/15 to 3/1/16	4	5
		1,216,209
Freddie Mac - 2.6%
4.053% 12/1/34 (f)	864	853
4.107% 1/1/35 (f)	1,674	1,649
4.113% 12/1/34 (f)	1,271	1,258
4.275% 3/1/35 (f)	1,046	1,035
4.294% 5/1/35 (f)	1,893	1,868
4.298% 12/1/34 (f)	1,268	1,242
4.31% 2/1/35 (f)	2,264	2,239
4.312% 1/1/35 (f)	1,901	1,883
4.433% 2/1/34 (f)	894	884
4.434% 6/1/35 (f)	1,618	1,601
4.44% 3/1/35 (f)	1,188	1,166
4.457% 3/1/35 (f)	1,363	1,338
4.5% 11/1/18 to 9/1/19	6,710	6,499
4.548% 2/1/35 (f)	1,707	1,678
4.704% 9/1/35 (f)	30,428	30,245
4.783% 10/1/32 (f)	165	166
4.809% 3/1/33 (f)	460	458
4.99% 4/1/35 (f)	5,832	5,815
5% 1/1/09 to 9/1/35	11,222	10,857
5.12% 4/1/35 (f)	5,303	5,277
5.296% 6/1/35 (f)	4,171	4,165
5.5% 11/1/20 to 11/1/36	49,583	49,399
5.565% 1/1/36 (f)	8,022	8,040
5.614% 4/1/32 (f)	188	189
5.628% 8/1/33 (f)	504	508
6% 9/1/16 to 11/1/33	19,482	19,680
6.5% 10/1/32 to 10/1/36	20,190	20,623
7% 4/1/11	4	5
7.5% 5/1/11 to 7/1/16	2,967	3,082
8% 1/1/10 to 6/1/11	14	15
8.5% 8/1/08 to 9/1/29	285	304
9% 8/1/08 to 10/1/20	159	167
9.5% 6/1/09 to 8/1/21	453	488
9.75% 8/1/14	163	174
10% 7/1/09 to 8/1/21	52	56
11% 7/1/13 to 5/1/14	93	102
12% 8/1/13 to 3/1/15	3	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.25% 4/1/11 to 9/1/13	$ 7	$ 8
12.5% 2/1/10 to 6/1/19	54	60
13% 8/1/10 to 6/1/15	12	13
		185,093
Government National Mortgage Association - 3.0%
3.75% 1/20/34 (f)	5,394	5,352
4.25% 7/20/34 (f)	1,300	1,288
6% 7/15/08 to 12/15/10	2,692	2,739
6.5% 2/15/24 to 10/15/36	108,612	111,722
6.5% 11/1/36 (d)	62,848	64,542
6.5% 11/1/36 (d)	21,082	21,650
7% 10/15/26 to 8/15/32	49	51
7.5% 4/15/07 to 8/15/29	193	201
8% 11/15/07 to 12/15/23	1,681	1,782
8.5% 10/15/08 to 1/15/25	25	26
9% 12/15/09	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	120	136
13.5% 7/15/11	9	10
		209,501
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,621,789)		1,610,803
Asset-Backed Securities - 0.7%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (f) (Cost $49,655)	49,655	49,744
Collateralized Mortgage Obligations - 13.8%

U.S. Government Agency - 13.8%
Fannie Mae:
planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	3	3
Series 1992-168 Class KB, 7% 10/25/22	1,776	1,826
Series 1993-109 Class NZ, 6% 7/25/08	2,183	2,185
Series 1993-187 Class L, 6.5% 7/25/23	826	840
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,039
Series 1993-240 Class PD, 6.25% 12/25/13	8,400	8,536
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1994-23 Class PG, 6% 4/25/23	$ 8,228	$ 8,234
Series 1994-27 Class PJ, 6.5% 6/25/23	1,750	1,750
Series 1994-50 Class PJ, 6.5% 8/25/23	11,201	11,256
Series 1996-28 Class PK, 6.5% 7/25/25	4,114	4,282
Series 2003-24 CLass PB, 4.5% 12/25/12	11,011	10,918
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,875
Series 2003-39 Class PV, 5.5% 9/25/22	1,845	1,843
Series 2006-45 Class OP, 6/25/36 (g)	7,261	5,573
Series 2006-62 Class KP, 4/25/36 (g)	14,411	10,552
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	3,591	3,782
Fannie Mae Grantor Trust:
floater Series 2005-93:
Class MF, 5.57% 8/25/34 (f)	30,063	30,066
Class NF, 5.57% 8/25/34 (f)	18,903	18,905
planned amortization class:
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,108
Series 2005-84 Class MB, 5.75% 10/25/35	20,386	20,598
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (f)	924	944
Series 2002-49 Class FB, 5.92% 11/18/31 (f)	1,369	1,387
Series 2002-60 Class FV, 6.32% 4/25/32 (f)	563	576
Series 2002-68 Class FH, 5.82% 10/18/32 (f)	3,407	3,437
Series 2002-75 Class FA, 6.32% 11/25/32 (f)	1,154	1,180
Series 2003-122 Class FL, 5.67% 7/25/29 (f)	3,691	3,708
Series 2003-131 Class FM, 5.72% 12/25/29 (f)	2,662	2,671
Series 2003-15 Class WF, 5.67% 8/25/17 (f)	1,168	1,173
Series 2004-33 Class FW, 5.72% 8/25/25 (f)	6,346	6,380
Series 2004-54 Class FE, 6.47% 2/25/33 (f)	522	523
Series 2005-46 Class FW, 5.72% 6/25/36 (f)	19,292	19,355
Series 2006-79:
Class GF, 5.72% 8/25/36 (f)	14,401	14,445
Class PF, 5.72% 8/25/36 (f)	17,294	17,341
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	285	284
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,173
Series 2002-25 Class PD, 6.5% 3/25/31	16,008	16,085
Series 2003-113 Class PJ, 3.5% 2/25/13	1,621	1,587
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	$ 4,544	$ 4,254
Series 2003-91 Class HA, 4.5% 11/25/16	11,521	11,306
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,405
Series 2005-102 Class CO, 11/25/35 (g)	7,216	5,348
Series 2006-12 Class BO, 10/25/35 (g)	33,378	24,968
Series 2006-37 Class OW, 5/25/36 (g)	7,297	5,604
Series 2006-49 Class CA, 6% 2/25/31	6,071	6,141
Series 2006-51 Class PB, 5.5% 8/25/33	1,555	1,545
sequential payer:
Series 2001-46 Class ZG, 6% 9/25/31	8,174	8,296
Series 2002-79 Class Z, 5.5% 11/25/22	28,816	28,394
Series 2004-3 Class BA, 4% 7/25/17	831	801
Series 2004-86 Class KC, 4.5% 5/25/19	3,664	3,566
Series 2004-91 Class AH, 4.5% 5/25/29	7,264	7,066
Series 2005-117 Class JN, 4.5% 1/25/36	645	573
Series 2005-41 Class WY, 5.5% 5/25/25	20,552	20,081
Series 2005-55 Class LY, 5.5% 7/25/25	2,580	2,518
Series 2002-50 Class LE, 7% 12/25/29	293	294
Freddie Mac:
floater:
Series 2344 Class FP, 6.27% 8/15/31 (f)	4,164	4,264
Series 3028 Class FM, 5.57% 9/15/35 (f)	21,123	21,130
planned amortization class:
Series 1413 Class J, 4% 11/15/07	651	646
Series 2356 Class GD, 6% 9/15/16	745	758
Series 2512 Class PG, 5.5% 10/15/22	2,000	1,963
Series 3149 Class OD, 5/15/36 (g)	35,997	25,715
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	3,043	3,088
Series 2343 Class VD, 7% 8/15/16	873	874
Series 2361 Class KB, 6.25% 1/15/28	265	265
Series 2516 Class AH, 5% 1/15/16	3,029	3,010
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 6.275% 2/15/24 (f)	1,017	1,033
planned amortization class Series 1681 Class PJ, 7% 12/15/23	11,356	11,609
Series 1560 Class PN, 7% 12/15/12	11,753	11,796
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (f)	$ 1,524	$ 1,530
Series 2406:
Class FP, 6.3% 1/15/32 (f)	8,300	8,484
Class PF, 6.3% 12/15/31 (f)	8,133	8,312
Series 2410 Class PF, 6.3% 2/15/32 (f)	21,852	22,399
Series 2412 Class GF, 6.27% 2/15/32 (f)	3,440	3,513
Series 2448 Class FT, 6.32% 3/15/32 (f)	1,389	1,424
Series 2530 Class FE, 5.92% 2/15/32 (f)	791	799
Series 2608 Class FJ, 5.72% 3/15/17 (f)	10,775	10,876
Series 2638 Class FA, 5.72% 11/15/16 (f)	10,099	10,168
Series 2644 Class EF, 5.67% 2/15/18 (f)	11,525	11,595
Series 2861:
Class GF, 5.62% 1/15/21 (f)	3,587	3,593
Class JF, 5.62% 4/15/17 (f)	736	740
Series 2994 Class FB, 5.47% 6/15/20 (f)	5,103	5,099
Series 3008 Class SM, 0% 7/15/35 (f)	408	386
planned amortization class:
Series 1141 Class G, 9% 9/15/21	500	500
Series 1614 Class L, 6.5% 7/15/23	7,017	7,130
Series 1671 Class G, 6.5% 8/15/23	2,376	2,377
Series 1727 Class H, 6.5% 8/15/23	1,696	1,696
Series 2006-15 Class OP, 3/25/36 (g)	8,577	6,177
Series 2543 CLass PM, 5.5% 8/15/18	490	489
Series 2587 Class UP, 4% 8/15/25	1,473	1,467
Series 2622 Class PE, 4.5% 5/15/18	2,640	2,539
Series 2625 Class QX, 2.25% 3/15/22	138	135
Series 2628 Class OE, 4.5% 6/15/18	11,000	10,532
Series 2640:
Class GE, 4.5% 7/15/18	7,310	7,026
Class QG, 2% 4/15/22	178	173
Series 2660 Class ML, 3.5% 7/15/22	10,000	9,814
Series 2682 Class LD, 4.5% 10/15/33	777	692
Series 2683 Class UH, 3% 3/15/19	787	782
Series 2690:
Class PD, 5% 2/15/27	12,900	12,803
Class TB, 4.5% 12/15/17	1,663	1,659
Series 2752 Class PW, 4% 4/15/22	3,270	3,215
Series 2755 Class LC, 4% 6/15/27	12,735	12,273
Series 2760 Class EC, 4.5% 4/15/17	8,098	7,853
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2763 Class PD, 4.5% 12/15/17	$ 12,325	$ 11,917
Series 2770 Class UD, 4.5% 5/15/17	15,620	15,130
Series 2780 Class OC, 4.5% 3/15/17	5,940	5,820
Series 2802 Class OB, 6% 5/15/34	10,455	10,627
Series 2810 Class PD, 6% 6/15/33	995	1,007
Series 2828 Class JA, 4.5% 1/15/10	4,292	4,279
Series 2831 Class PB, 5% 7/15/19	6,020	5,893
Series 2885 Class PC, 4.5% 3/15/18	7,970	7,765
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,705
Series 2966 Class XC, 5.5% 1/15/31	25,111	25,033
Series 3077 Class TO, 4/15/35 (g)	18,863	13,805
Series 3100 Class PO, 1/15/36 (g)	8,188	6,139
Series 3102 Class OH, 1/15/36 (g)	8,560	6,480
Series 3110 Class OP, 9/15/35 (g)	17,700	12,942
Series 3119 Class PO, 2/15/36 (g)	21,321	15,325
Series 3121 Class KO, 3/15/36 (g)	7,566	5,808
Series 3122 Class OP, 3/15/36 (g)	14,911	11,034
Series 3123 Class LO, 3/15/36 (g)	13,750	9,818
Series 3140 Class XO, 3/15/36 (g)	9,882	7,377
Series 3145 Class GO, 4/15/36 (g)	12,481	8,947
Series 3151 Class PO, 5/15/36 (g)	13,300	9,537
sequential payer:
Series 2448 Class VH, 6.5% 5/15/18	895	892
Series 2492 Class A, 5.25% 5/15/29	626	625
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,801
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,167
Series 2601 Class TB, 5.5% 4/15/23	869	850
Series 2617 Class GW, 3.5% 6/15/16	1,847	1,803
Series 2675 Class CB, 4% 5/15/16	2,387	2,315
Series 2677 Class HG, 3% 8/15/12	2,036	1,996
Series 2683 Class JA, 4% 10/15/16	2,435	2,358
Series 2750 Class ZT, 5% 2/15/34	982	882
Series 2773 Class HC, 4.5% 4/15/19	704	653
Series 2809 Class UA, 4% 12/15/14	4,098	4,010
Series 2866 Class N, 4.5% 12/15/18	7,093	6,974
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,963
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,661
Series 3013 Class VJ, 5% 1/15/14	2,171	2,150
Series 2769 Class BU, 5% 3/15/34	6,521	6,150
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	$ 11,852	$ 12,091
Series 2877 Class JC, 5% 10/15/34	1,498	1,472
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	5,607	5,919
Series 2005-58 Class NJ, 4.5% 8/20/35	21,605	21,192
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $962,760)		960,293
Cash Equivalents - 15.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 10/31/06 due 11/1/06:
(Collateralized by U.S. Government Obligations) #	$ 269,478	269,438
(Collateralized by U.S. Government Obligations) (a) #	799,966	799,848
TOTAL CASH EQUIVALENTS (Cost $1,069,286)		1,069,286
TOTAL INVESTMENT PORTFOLIO - 113.3% (Cost $7,888,844)		7,889,444
NET OTHER ASSETS - (13.3)%		(923,110)
NET ASSETS - 100%		$ 6,966,334
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.508% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	$ 8,000	$ (147)
Receive semi-annually a fixed rate equal to 4.708% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Oct. 2010	9,000	(103)
		$ 17,000	$ (250)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,540,000 or 0.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$269,438,000 due 11/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 3,687
BNP Paribas Securities Corp.	29,496
Banc of America Securities LLC	87,748
Bank of America, NA	16,960
Barclays Capital, Inc.	43,122
Countrywide Securities Corp.	44,244
Credit Suisse Securities (USA) LLC	2,334
HSBC Securities (USA), Inc.	7,374
Morgan Stanley & Co., Inc.	4,977
Societe Generale, New York Branch	3,687
UBS Securities LLC	22,122
WestLB AG	3,687
$ 269,438
$799,848,000 due 11/01/06 at 5.32%
Barclays Capital, Inc.	$ 799,848
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,888,560,000. Net unrealized appreciation aggregated $884,000, of which $58,226,000 related to appreciated investment securities and $57,342,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ginnie Mae Fund

October 31, 2006

1.809097.102

MOG-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 82.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.6%
3.768% 10/1/33 (b)	$ 505	$ 496
3.817% 10/1/33 (b)	4,289	4,216
3.835% 4/1/33 (b)	1,413	1,395
4.171% 3/1/35 (b)	2,063	2,056
4.258% 1/1/34 (b)	1,269	1,253
4.286% 10/1/33 (b)	206	204
4.289% 10/1/34 (b)	155	155
4.295% 3/1/33 (b)	225	220
4.31% 3/1/33 (b)	568	564
4.318% 6/1/33 (b)	269	267
4.362% 4/1/35 (b)	302	300
4.394% 10/1/34 (b)	2,506	2,472
4.401% 5/1/35 (b)	1,477	1,469
4.515% 10/1/35 (b)	178	177
4.533% 7/1/35 (b)	1,822	1,810
4.543% 1/1/35 (b)	961	958
4.58% 2/1/35 (b)	2,065	2,039
4.624% 3/1/35 (b)	212	211
4.64% 1/1/33 (b)	311	311
4.695% 9/1/34 (b)	163	163
4.712% 2/1/33 (b)	91	92
4.713% 10/1/32 (b)	83	83
4.746% 5/1/33 (b)	27	27
4.762% 1/1/35 (b)	1,730	1,716
4.763% 10/1/32 (b)	129	129
4.763% 12/1/34 (b)	499	495
4.775% 1/1/35 (b)	85	86
4.808% 8/1/34 (b)	466	467
4.828% 2/1/33 (b)	680	678
4.835% 9/1/34 (b)	863	859
4.841% 10/1/35 (b)	1,234	1,227
4.976% 2/1/35 (b)	179	178
4.988% 11/1/32 (b)	350	353
4.989% 12/1/32 (b)	53	53
4.991% 9/1/34 (b)	755	753
5.057% 7/1/34 (b)	231	231
5.058% 11/1/34 (b)	114	114
5.077% 5/1/35 (b)	3,107	3,108
5.095% 9/1/34 (b)	436	436
5.179% 8/1/33 (b)	669	671
5.181% 3/1/35 (b)	254	254
5.183% 6/1/35 (b)	2,190	2,194
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.209% 7/1/35 (b)	$ 2,058	$ 2,064
5.288% 7/1/35 (b)	267	268
5.339% 12/1/34 (b)	713	715
5.5% 11/1/13 to 3/1/25	24,259	24,299
6.5% 10/1/17 to 7/1/32	18,026	18,471
7% 11/1/16 to 3/1/17	2,052	2,100
7.5% 1/1/07 to 4/1/17	3,080	3,174
8.5% 12/1/27	336	363
9.5% 9/1/30	471	522
10.25% 10/1/18	13	14
11.5% 5/1/14 to 9/1/15	35	39
12.5% 11/1/13 to 7/1/16	77	87
13.25% 9/1/11	50	56
		87,112
Freddie Mac - 0.8%
4.783% 10/1/32 (b)	88	89
4.809% 3/1/33 (b)	244	243
5.296% 6/1/35 (b)	2,069	2,066
5.5% 11/1/17 to 3/1/25	24,492	24,386
5.614% 4/1/32 (b)	101	102
8.5% 2/1/09 to 6/1/25	71	75
9% 7/1/08 to 7/1/21	181	187
9.5% 7/1/30 to 8/1/30	156	175
9.75% 12/1/08 to 4/1/13	9	10
10% 1/1/09 to 11/1/20	358	388
10.25% 2/1/09 to 11/1/16	165	171
10.5% 5/1/10	4	4
11.25% 2/1/10	16	16
11.75% 11/1/11	10	11
12% 5/1/10 to 2/1/17	70	78
12.5% 11/1/12 to 5/1/15	104	117
13% 5/1/14 to 11/1/14	12	14
13.5% 1/1/13 to 12/1/14	6	7
		28,139
Government National Mortgage Association - 79.5%
3.5% 3/20/34	1,259	1,093
3.5% 5/20/34 (b)	1,514	1,494
3.5% 5/20/35 (b)	1,991	1,938
3.5% 6/20/35 (b)	2,122	2,065
3.75% 1/20/34 (b)	2,626	2,605
3.75% 4/20/34 (b)	6,797	6,719
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
3.75% 5/20/34 (b)	$ 3,288	$ 3,250
3.75% 6/20/34 (b)	9,338	9,231
3.75% 5/20/35 (b)	8,918	8,717
3.75% 6/20/35 (b)	5,183	5,066
4% 11/20/33	1,585	1,431
4% 2/20/35 (b)	19,240	18,928
4% 4/20/35 (b)	3,594	3,527
4.25% 7/20/34 (b)	1,300	1,288
4.5% 4/15/18 to 4/20/34	142,102	136,238
4.5% 9/20/34 (b)	6,337	6,292
4.5% 2/20/35 (b)	27,496	27,235
4.5% 3/20/35 (b)	1,190	1,178
4.5% 6/20/35 (b)	5,731	5,702
5% 4/15/24 to 7/20/36	599,192	584,065
5% 2/20/35 (b)	145	145
5% 6/20/35 (b)	6,626	6,564
5% 6/20/35 (b)	16,401	16,351
5.5% 12/20/18 to 9/20/36	797,253	792,956
5.5% 11/1/36 (a)	30,000	29,868
5.5% 11/1/36 (a)	22,000	21,840
5.75% 8/20/35 (b)	754	757
6% 8/15/17 to 9/20/34	568,185	577,347
6.5% 4/15/23 to 8/15/36	211,776	217,947
7% 3/15/22 to 9/20/34	110,740	115,038
7.25% 9/15/27 to 12/15/30	354	370
7.395% 6/20/25 to 11/20/27	2,183	2,272
7.5% 2/15/07 to 9/20/32	52,403	54,983
8% 1/15/07 to 7/15/32	12,632	13,380
8.5% 7/15/08 to 2/15/31	4,987	5,346
9% 5/15/08 to 5/15/30	2,010	2,200
9.5% 12/20/15 to 4/20/17	671	738
10.5% 1/15/14 to 9/15/19	711	797
13% 2/15/11 to 1/15/15	163	188
13.5% 7/15/10 to 1/15/15	26	30
		2,687,179
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,805,101)		2,802,430
Asset-Backed Securities - 0.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (b) (Cost $28,756)	$ 28,756	$ 28,808
Collateralized Mortgage Obligations - 14.1%

U.S. Government Agency - 14.1%
Fannie Mae:
Series 2003-39 Class IA, 5.5% 10/25/22 (b)(c)	5,044	771
Series 2006-48 Class LF, 0% 8/25/34 (b)	1,689	1,636
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,079	4,143
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2006-51 Class PB, 5.5% 8/25/33	15,690	15,589
Freddie Mac floater Series 2344 Class FP, 6.27% 8/15/31 (b)	2,507	2,568
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3% 1/15/32 (b)	4,882	4,990
Class PF, 6.3% 12/15/31 (b)	4,783	4,888
Series 2410 Class PF, 6.3% 2/15/32 (b)	9,797	10,042
Series 2412 Class GF, 6.27% 2/15/32 (b)	2,050	2,094
Series 2861 Class JF, 5.62% 4/15/17 (b)	3,387	3,403
Series 3094 Class UF, 0% 9/15/34 (b)	694	664
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	5,029	5,244
Series 2787 Class OI, 5.5% 10/15/24 (c)	6,887	298
Series 40 Class K, 6.5% 8/17/24	2,038	2,113
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	8,997	9,426
Series 2601 Class TI, 5.5% 10/15/22 (c)	20,993	3,319
Series 2750 Class ZT, 5% 2/15/34	5,849	5,250
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,187
Ginnie Mae guaranteed Multi-family pass thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	43,796	42,829
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1994-4 Class KQ, 7.9875% 7/16/24	1,354	1,444
Series 2000-26 Class PK, 7.5% 9/20/30	3,855	4,020
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,353
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
planned amortization class:
Series 2002-5 Class PD, 6.5% 5/16/31	$ 15,911	$ 16,019
Series 2003-103 Class PC, 5.5% 11/20/33	18,843	18,325
Series 2003-20 Class BI, 5.5% 5/16/27 (c)	2,282	32
Series 2003-29 Class PD, 5.5% 4/16/33	25,000	24,267
Series 2003-31 Class PI, 5.5% 4/16/30 (c)	7,013	615
Series 2003-34 Class IO, 5.5% 4/16/28 (c)	10,361	392
Series 2003-4 Class LI, 5.5% 7/16/27 (c)	4,098	125
Series 2003-7 Class IN, 5.5% 1/16/28 (c)	11,096	532
Series 2003-70 Class LE, 5% 7/20/32	44,000	42,637
Series 2004-19:
Class DJ, 4.5% 3/20/34	3,468	3,409
Class DP, 5.5% 3/20/34	3,895	3,917
Series 2004-30:
Class PC, 5% 11/20/30	19,736	19,429
Class UA, 3.5% 2/20/32	6,935	6,693
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	22,811
Series 2004-98 Class IG, 5.5% 2/20/30 (c)	2,581	442
Series 2005-17 Class IA, 5.5% 8/20/33 (c)	9,459	1,486
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,295
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,425
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,567
Series 2005-58 Class NJ, 4.5% 8/20/35	41,635	40,840
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	18,687
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	976	1,039
Series 2001-15 Class VB, 6.5% 4/20/19	457	456
Series 2002-29 Class SK, 8.25% 5/20/32 (b)	507	544
Series 2002-88 Class GZ, 5.5% 12/20/32	24,682	23,538
Series 2003-7 Class VP, 6% 11/20/13	5,479	5,543
Series 2004-65 Class VE, 5.5% 7/20/15	5,021	5,066
Series 2004-86 Class G, 6% 10/20/34	6,273	6,470
Series 2005-47 Class ZY, 6% 6/20/35	4,332	4,456
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	984
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,288
Series 1995-6 Class Z, 7% 9/20/25	2,836	2,968
Series 2003-24 Class PA, 5% 10/20/28	754	752
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
planned amortization class:
Series 2005-6 Class EY, 5.5% 11/20/33	$ 1,016	$ 1,007
Series 2006-13 Class DS, 3.12% 3/20/36 (b)	49,737	42,869
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $484,693)		475,196
Commercial Mortgage Securities - 0.8%

Fannie Mae Series 1997-M1 Class N, 0.445% 10/17/36 (b)(c)	41,037	372
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.9125% 1/17/38 (b)(c)	44,041	993
Series 1998-M4 Class N, 1.119% 2/25/35 (b)(c)	16,818	366
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential payer Series 2001-58 Class X, 1.3464% 9/16/41 (b)(c)	194,595	6,438
Series 2001-12 Class X, 0.9015% 7/16/40 (b)(c)	48,788	1,801
Ginnie Mae guaranteed REMIC pass thru securities:
sequential payer Series 2002-81 Class IO, 1.876% 9/16/42 (b)(c)	121,646	7,237
Series 2002-62 Class IO, 1.499% 8/16/42 (b)(c)	91,440	5,015
Series 2002-85 Class X, 1.9066% 3/16/42 (b)(c)	65,941	3,956
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $47,099)		26,178
Cash Equivalents - 2.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Government Obligations) # (Cost $95,398)	$ 95,412	95,398
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,461,047)		3,428,010
NET OTHER ASSETS - (1.5)%		(49,507)
NET ASSETS - 100%		$ 3,378,503
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (amounts in thousands)
$95,398,000 due 11/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,305
BNP Paribas Securities Corp.	10,443
Banc of America Securities LLC	31,070
Bank of America, NA	6,005
Barclays Capital, Inc.	15,268
Countrywide Securities Corp.	15,665
Credit Suisse Securities (USA) LLC	826
HSBC Securities (USA), Inc.	2,611
Morgan Stanley & Co., Inc.	1,762
Societe Generale, New York Branch	1,305
UBS Securities LLC	7,833
WestLB AG	1,305
$ 95,398
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,460,404,000. Net unrealized depreciation aggregated $32,394,000, of which $21,895,000 related to appreciated investment securities and $54,289,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

October 31, 2006

1.809098.102

SLM-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 75.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 34.4%
Fannie Mae:
3.25% 1/15/08	$ 370	$ 362
3.25% 2/15/09	745	719
4.5% 10/15/08	2,905	2,884
4.625% 10/15/13	19,570	19,190
4.75% 12/15/10	58,500	58,216
4.875% 4/15/09	5,500	5,501
5% 9/15/08	11,335	11,351
5.125% 1/2/14	6,000	5,986
6.375% 6/15/09	11,870	12,306
Federal Home Loan Bank:
4.5% 10/14/08	1,850	1,837
5% 9/18/09	2,790	2,804
5.375% 8/19/11	16,960	17,316
5.8% 9/2/08	9,595	9,723
Freddie Mac:
4.25% 7/15/09	4,180	4,116
5.125% 4/18/08	10,000	10,023
5.125% 4/18/11	2,360	2,383
5.25% 7/18/11	42,808	43,470
5.75% 1/15/12	986	1,025
Israeli State (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	8,386	8,422
6.8% 2/15/12	7,500	7,957
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	9,000	9,270
5.685% 5/15/12	3,915	4,058
4.974% 8/15/13	3,435	3,447
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	808	807
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	10,000	10,132
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	322	323
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		253,628
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 9.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 25,830	$ 24,340
2.375% 4/15/11	44,170	43,928
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		68,268
U.S. Treasury Obligations - 31.4%
U.S. Treasury Notes:
3.375% 9/15/09	63,842	61,746
4.25% 11/15/14 (b)	29,000	28,328
4.25% 8/15/15	3,000	2,925
4.375% 12/15/10	45,060	44,724
4.75% 3/31/11	38,000	38,257
4.75% 5/15/14 (b)	19,058	19,249
4.875% 4/30/08	21,246	21,275
4.875% 5/15/09	10,000	10,057
5.125% 5/15/16	5,000	5,198
TOTAL U.S. TREASURY OBLIGATIONS		231,759
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $554,304)		553,655
U.S. Government Agency - Mortgage Securities - 10.8%

Fannie Mae - 8.3%
3.732% 1/1/35 (e)	182	180
3.763% 12/1/34 (e)	120	118
3.768% 10/1/33 (e)	104	102
3.786% 6/1/34 (e)	531	518
3.793% 12/1/34 (e)	25	24
3.81% 6/1/33 (e)	98	97
3.829% 1/1/35 (e)	343	338
3.849% 1/1/35 (e)	115	113
3.851% 10/1/33 (e)	2,510	2,472
3.867% 1/1/35 (e)	209	207
3.881% 6/1/33 (e)	489	483
3.888% 10/1/34 (e)	132	130
3.917% 12/1/34 (e)	117	116
3.942% 11/1/34 (e)	226	223
3.951% 12/1/34 (e)	100	99
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.952% 5/1/33 (e)	$ 36	$ 36
3.953% 1/1/35 (e)	141	139
3.979% 5/1/34 (e)	29	30
3.995% 2/1/35 (e)	103	102
4% 9/1/18	1,868	1,777
4.001% 12/1/34 (e)	141	141
4.004% 1/1/35 (e)	94	94
4.01% 12/1/34 (e)	78	77
4.016% 12/1/34 (e)	215	215
4.02% 1/1/35 (e)	199	197
4.022% 2/1/35 (e)	93	93
4.026% 1/1/35 (e)	51	50
4.034% 10/1/18 (e)	94	93
4.036% 1/1/35 (e)	81	81
4.052% 1/1/35 (e)	198	196
4.079% 2/1/35 (e)	59	59
4.081% 4/1/33 (e)	43	43
4.081% 2/1/35 (e)	188	187
4.092% 11/1/34 (e)	149	147
4.093% 2/1/35 (e)	62	61
4.096% 2/1/35 (e)	342	341
4.103% 1/1/35 (e)	207	205
4.106% 1/1/35 (e)	207	205
4.111% 2/1/35 (e)	243	241
4.131% 2/1/35 (e)	165	163
4.132% 1/1/35 (e)	344	341
4.144% 1/1/35 (e)	315	316
4.162% 11/1/34 (e)	50	49
4.164% 1/1/35 (e)	173	172
4.169% 1/1/35 (e)	248	243
4.177% 1/1/35 (e)	364	365
4.215% 1/1/35 (e)	107	107
4.25% 2/1/35 (e)	114	111
4.258% 1/1/34 (e)	278	275
4.27% 8/1/33 (e)	218	216
4.272% 2/1/35 (e)	57	56
4.273% 12/1/34 (e)	72	72
4.278% 3/1/35 (e)	103	103
4.286% 10/1/33 (e)	45	44
4.289% 10/1/34 (e)	52	52
4.303% 5/1/35 (e)	145	144
4.31% 3/1/33 (e)	63	62
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.31% 3/1/33 (e)	$ 124	$ 124
4.318% 6/1/33 (e)	61	60
4.35% 1/1/35 (e)	120	118
4.362% 2/1/34 (e)	261	258
4.362% 4/1/35 (e)	64	63
4.385% 11/1/34 (e)	1,584	1,589
4.394% 10/1/34 (e)	564	556
4.401% 5/1/35 (e)	328	326
4.402% 2/1/35 (e)	183	180
4.429% 3/1/35 (e)	176	173
4.453% 8/1/34 (e)	347	343
4.472% 5/1/35 (e)	136	135
4.479% 1/1/35 (e)	146	145
4.513% 1/1/35 (e)	133	132
4.513% 2/1/35 (e)	1,544	1,531
4.515% 10/1/35 (e)	89	88
4.522% 2/1/35 (e)	712	708
4.523% 2/1/35 (e)	109	108
4.533% 7/1/35 (e)	394	392
4.543% 1/1/35 (e)	208	208
4.563% 2/1/35 (e)	75	75
4.565% 9/1/34 (e)	2,654	2,626
4.575% 7/1/35 (e)	381	378
4.58% 2/1/35 (e)	454	449
4.603% 7/1/34 (e)	3,553	3,545
4.624% 3/1/35 (e)	45	45
4.64% 1/1/33 (e)	67	67
4.654% 3/1/35 (e)	867	863
4.695% 9/1/34 (e)	41	41
4.712% 2/1/33 (e)	20	21
4.713% 10/1/32 (e)	16	16
4.725% 10/1/34 (e)	377	374
4.728% 7/1/34 (e)	337	335
4.746% 5/1/33 (e)	9	9
4.749% 7/1/36 (e)	697	692
4.763% 10/1/32 (e)	30	30
4.763% 12/1/34 (e)	103	102
4.775% 1/1/35 (e)	12	12
4.803% 12/1/32 (e)	145	146
4.808% 8/1/34 (e)	101	101
4.81% 6/1/35 (e)	431	429
4.812% 11/1/34 (e)	295	293
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.828% 2/1/33 (e)	$ 140	$ 140
4.841% 10/1/35 (e)	254	253
4.873% 10/1/34 (e)	1,112	1,106
4.955% 8/1/34 (e)	897	894
4.976% 2/1/35 (e)	39	39
4.988% 11/1/32 (e)	77	77
4.989% 12/1/32 (e)	11	11
5.057% 7/1/34 (e)	51	51
5.058% 11/1/34 (e)	23	23
5.077% 5/1/35 (e)	689	689
5.079% 9/1/34 (e)	854	853
5.095% 9/1/34 (e)	87	87
5.105% 5/1/35 (e)	273	273
5.179% 8/1/33 (e)	146	146
5.181% 3/1/35 (e)	64	64
5.183% 6/1/35 (e)	480	480
5.288% 7/1/35 (e)	58	59
5.339% 12/1/34 (e)	143	143
5.492% 2/1/36 (e)	1,720	1,729
5.5% 1/1/09 to 3/1/20	12,940	12,979
5.614% 1/1/36 (e)	487	490
5.902% 1/1/36 (e)	366	368
6% 4/1/16 to 11/1/17	1,603	1,631
6% 11/1/21 (d)	36	37
6.5% 2/1/17 to 3/1/35	5,717	5,844
7% 12/1/08 to 9/1/31	517	532
9% 2/1/13	139	146
9.5% 11/15/09	171	179
10.25% 10/1/09 to 10/1/18	9	10
11% 8/1/10 to 1/1/16	400	428
11.25% 5/1/14 to 1/1/16	61	68
11.5% 9/1/11 to 6/15/19	252	279
12.25% 7/1/12 to 8/1/13	13	14
12.5% 9/1/12 to 7/1/16	186	213
12.75% 10/1/11 to 6/1/15	146	162
13% 7/1/13 to 7/1/15	83	95
13.25% 9/1/11	81	91
13.5% 11/1/14 to 12/1/14	16	19
15% 4/1/12	3	4
		61,513
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 2.2%
4% 1/1/19 to 4/1/19	$ 2,083	$ 1,978
4.053% 12/1/34 (e)	115	114
4.107% 1/1/35 (e)	508	500
4.113% 12/1/34 (e)	164	163
4.275% 3/1/35 (e)	149	148
4.294% 5/1/35 (e)	259	255
4.298% 12/1/34 (e)	186	183
4.31% 2/1/35 (e)	326	322
4.433% 2/1/34 (e)	146	144
4.434% 6/1/35 (e)	211	209
4.44% 3/1/35 (e)	164	161
4.457% 3/1/35 (e)	200	197
4.548% 2/1/35 (e)	291	286
4.704% 9/1/35 (e)	4,449	4,423
4.783% 10/1/32 (e)	22	22
4.809% 3/1/33 (e)	53	53
4.99% 4/1/35 (e)	795	792
5% 9/1/35	64	62
5.058% 9/1/32 (e)	375	377
5.12% 4/1/35 (e)	645	642
5.296% 6/1/35 (e)	434	433
5.5% 11/1/20	144	144
5.565% 1/1/36 (e)	827	829
5.614% 4/1/32 (e)	22	22
5.628% 8/1/33 (e)	84	85
6.5% 5/1/08	48	49
8.5% 6/1/14 to 6/1/17	62	63
9% 11/1/09 to 8/1/16	49	52
9.5% 7/1/16 to 8/1/21	375	408
10% 7/1/09 to 3/1/21	821	896
10.5% 9/1/09 to 5/1/21	67	70
11% 2/1/11 to 9/1/20	41	46
11.25% 2/1/10 to 8/1/14	102	111
11.5% 10/1/15 to 8/1/19	58	65
11.75% 11/1/11 to 7/1/15	12	13
12% 10/1/09 to 11/1/19	178	195
12.25% 12/1/11 to 8/1/15	123	140
12.5% 10/1/09 to 6/1/19	898	1,008
12.75% 2/1/10 to 10/1/10	9	10
13% 9/1/10 to 5/1/17	132	151
13.25% 11/1/10 to 10/1/13	37	42
13.5% 11/1/10 to 8/1/11	39	44
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
14% 11/1/12 to 4/1/16	$ 6	$ 7
14.5% 12/1/10	1	1
14.75% 3/1/10	2	2
16.25% 7/1/11	0	0
		15,917
Government National Mortgage Association - 0.3%
3.75% 1/20/34 (e)	585	581
8% 8/15/07 to 12/15/23	518	547
8.5% 6/15/16 to 2/15/17	8	9
10.5% 9/15/15 to 10/15/21	831	947
10.75% 12/15/09 to 3/15/10	13	14
11% 5/20/16 to 1/20/21	42	49
12.5% 12/15/10	2	2
13% 1/15/11 to 10/15/13	67	76
13.25% 8/15/14	10	12
13.5% 7/15/11 to 12/15/14	15	17
14% 6/15/11	7	8
17% 12/15/11	2	3
		2,265
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $79,948)		79,695
Asset-Backed Securities - 0.9%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (e) (Cost $6,285)	6,285	6,296
Collateralized Mortgage Obligations - 11.8%

U.S. Government Agency - 11.8%
Fannie Mae:
floater Series 1994-42 Class FK, 4.21% 4/25/24 (e)	4,146	3,974
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	98	107
Series 1994-12 Class PH, 6.25% 1/25/09	885	888
Series 2003-24 Class PB, 4.5% 12/25/12	1,345	1,334
Series 2003-28 Class KG, 5.5% 4/25/23	725	715
Series 2003-39 Class PV, 5.5% 9/25/22	1,905	1,903
sequential payer Series 1993-238 Class C, 6.5% 12/25/08	3,955	3,965
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (e)	$ 864	$ 883
Series 2002-60 Class FV, 6.32% 4/25/32 (e)	282	288
Series 2002-68 Class FH, 5.82% 10/18/32 (e)	1,118	1,128
Series 2002-74 Class FV, 5.77% 11/25/32 (e)	4,229	4,254
Series 2002-75 Class FA, 6.32% 11/25/32 (e)	577	590
Series 2003-122 Class FL, 5.67% 7/25/29 (e)	467	469
Series 2003-131 Class FM, 5.72% 12/25/29 (e)	324	325
Series 2003-15 Class WF, 5.67% 8/25/17 (e)	579	582
Series 2004-33 Class FW, 5.72% 8/25/25 (e)	803	807
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	219	219
Series 2002-16 Class PG, 6% 4/25/17	1,273	1,293
Series 2002-18 Class PC, 5.5% 4/25/17	1,045	1,048
Series 2003-91 Class HA, 4.5% 11/25/16	1,485	1,457
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	514	514
Series 2002-79 Class Z, 5.5% 11/25/22	3,643	3,590
Series 2005-4 Class ED, 5% 6/25/27	5,000	4,960
Series 2005-41 Class WY, 5.5% 5/25/25	2,600	2,540
Series 2002-50 Class LE, 7% 12/25/29	64	65
Freddie Mac:
floater:
Series 2344 Class FP, 6.27% 8/15/31 (e)	548	561
Series 3028 Class FM, 5.57% 9/15/35 (e)	2,813	2,814
planned amortization class Series 2356 Class GD, 6% 9/15/16	566	576
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3% 1/15/32 (e)	1,070	1,094
Class PF, 6.3% 12/15/31 (e)	1,047	1,070
Series 2410 Class PF, 6.3% 2/15/32 (e)	2,805	2,875
Series 2412 Class GF, 6.27% 2/15/32 (e)	450	460
Series 2526 Class FC, 5.72% 11/15/32 (e)	1,109	1,115
Series 2608 Class FJ, 5.72% 3/15/17 (e)	1,418	1,431
Series 2638 Class FA, 5.72% 11/15/16 (e)	1,330	1,339
Series 2644 Class EF, 5.67% 2/15/18 (e)	1,517	1,526
Series 2861 Class GF, 5.62% 1/15/21 (e)	435	436
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2994 Class FB, 5.47% 6/15/20 (e)	$ 647	$ 646
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	568	569
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,546
Series 2752 Class PW, 4% 4/15/22	2,600	2,556
Series 2802 Class OB, 6% 5/15/34	1,355	1,377
Series 2810 Class PD, 6% 6/15/33	1,020	1,032
Series 2828 Class JA, 4.5% 1/15/10	641	639
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2,721	2,821
Series 2617 Class GW, 3.5% 6/15/16	1,875	1,830
Series 2866 Class N, 4.5% 12/15/18	1,340	1,318
Series 2998 Class LY, 5.5% 7/15/25	295	288
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,098
Series 3013 Class VJ, 5% 1/15/14	2,177	2,156
Series 2689 Class CN, 4.5% 2/15/23	10,000	9,740
Series 2769 Class BU, 5% 3/15/34	1,158	1,092
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	3,465	3,399
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $88,340)		87,302
Cash Equivalents - 7.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 10/31/06 due 11/1/06:
(Collateralized by U.S. Government Obligations) #	$ 5,670	$ 5,669
(Collateralized by U.S. Government Obligations) # (a)	49,291	49,284
TOTAL CASH EQUIVALENTS (Cost $54,953)		54,953
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $783,830)		781,901
NET OTHER ASSETS - (5.9)%		(43,702)
NET ASSETS - 100%		$ 738,199
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,270,000 or 1.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,669,000 due 11/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 78
BNP Paribas Securities Corp.	621
Banc of America Securities LLC	1,845
Bank of America, NA	357
Barclays Capital, Inc.	907
Countrywide Securities Corp.	931
Credit Suisse Securities (USA) LLC	49
HSBC Securities (USA), Inc.	155
Morgan Stanley & Co., Inc.	105
Societe Generale, New York Branch	78
UBS Securities LLC	465
WestLB AG	78
$ 5,669
$49,284,000 due 11/01/06 at 5.32%
Barclays Capital, Inc.	$ 49,284
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $782,805,000. Net unrealized depreciation aggregated $904,000, of which $4,326,000 related to appreciated investment securities and $5,230,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Bond Fund

October 31, 2006

1.809108.102

ULB-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.82% 3/13/09 (c)	$ 1,800,000	$ 1,801,166
5.87% 9/10/07 (c)	1,230,000	1,233,071
		3,034,237
Media - 1.0%
AOL Time Warner, Inc. 6.15% 5/1/07	2,480,000	2,488,970
Cox Communications, Inc. (Reg. S) 5.94% 12/14/07 (c)	2,330,000	2,340,767
Time Warner, Inc. 8.18% 8/15/07	2,000,000	2,042,798
Viacom, Inc. 5.74% 6/16/09 (c)	2,000,000	2,000,232
		8,872,767
TOTAL CONSUMER DISCRETIONARY		11,907,004
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.59% 9/5/08 (c)	2,400,000	2,400,583
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	823,279
5.79% 9/15/09 (c)	2,200,000	2,203,172
Devon Oei Operating, Inc. 4.375% 10/1/07	2,310,000	2,287,916
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,631,053
		7,945,420
TOTAL ENERGY		10,346,003
FINANCIALS - 4.5%
Capital Markets - 0.3%
Lehman Brothers Holdings E-Capital Trust I 6.1725% 8/19/65 (c)	955,000	961,453
Merrill Lynch & Co., Inc. 5.4938% 8/14/09 (c)	2,065,000	2,065,258
		3,026,711
Commercial Banks - 0.4%
Santander Issuances SA Unipersonal 5.75% 6/20/16 (a)(c)	1,500,000	1,500,663
Wells Fargo & Co. 5.43% 3/10/08 (c)	2,300,000	2,301,847
		3,802,510
Consumer Finance - 1.0%
Capital One Financial Corp. 5.67% 9/10/09 (c)	2,260,000	2,266,312
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
MBNA Capital I 8.278% 12/1/26	$ 810,000	$ 844,702
MBNA Europe Funding PLC 5.49% 9/7/07 (a)(c)	2,720,000	2,721,972
SLM Corp. 5.5369% 7/26/10 (c)	2,770,000	2,770,094
		8,603,080
Diversified Financial Services - 0.4%
CC Funding Trust I 6.9% 2/16/07	1,695,000	1,701,441
Tyco International Group SA Participation Certificate Trust 4.436% 6/15/07 (a)	1,800,000	1,787,530
		3,488,971
Real Estate Investment Trusts - 1.1%
Colonial Properties Trust 7% 7/14/07	3,801,000	3,837,326
iStar Financial, Inc. 5.94% 3/16/09 (c)	2,505,000	2,521,841
Reckson Operating Partnership LP 6% 6/15/07	1,440,000	1,442,912
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,329,651
		10,131,730
Real Estate Management & Development - 0.3%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	880,000	887,176
Realogy Corp. 6.0738% 10/20/09 (a)(c)	1,830,000	1,829,663
		2,716,839
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.53% 4/11/07 (c)	1,575,000	1,576,030
Residential Capital Corp. 6.7419% 6/29/07 (c)	1,995,000	2,006,146
Washington Mutual Bank 5.4613% 5/1/09 (c)	3,000,000	3,002,778
Washington Mutual, Inc. 5.54% 8/24/09 (c)	2,250,000	2,250,605
		8,835,559
TOTAL FINANCIALS		40,605,400
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,688,590
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc. 5.495% 5/15/08 (c)	3,000,000	3,002,205
BellSouth Corp. 5.58% 8/15/08 (c)	2,000,000	2,000,626
Deutsche Telekom International Finance BV 5.5688% 3/23/09 (c)	1,725,000	1,725,600
Telecom Italia Capital SA 5.9844% 7/18/11 (c)	3,000,000	2,993,181
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU 5.69% 6/19/09 (c)	$ 3,500,000	$ 3,502,884
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,575,017
TELUS Corp. yankee 7.5% 6/1/07	3,305,000	3,342,865
		18,142,378
Wireless Telecommunication Services - 0.3%
Verizon Wireless Capital LLC 5.375% 12/15/06	700,000	699,850
Vodafone Group PLC 5.4269% 6/29/07 (c)	2,260,000	2,259,912
		2,959,762
TOTAL TELECOMMUNICATION SERVICES		21,102,140
UTILITIES - 2.0%
Electric Utilities - 0.8%
Baltimore Gas & Electric Co. 5.25% 12/15/06	1,290,000	1,289,465
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,710,840
Progress Energy, Inc. 6.05% 4/15/07	3,375,000	3,386,516
		7,386,821
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 5.375% 11/1/06	1,750,000	1,750,000
NiSource Finance Corp. 5.9681% 11/23/09 (c)	845,000	844,923
		2,594,923
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	913,191
Duke Capital LLC 4.331% 11/16/06	1,590,000	1,589,307
		2,502,498
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
3.66% 11/15/06	635,000	634,602
5.6638% 9/28/07 (c)	2,470,000	2,470,768
NiSource, Inc. 3.628% 11/1/06	1,055,000	1,055,000
Sempra Energy 4.75% 5/15/09	2,000,000	1,974,574
		6,134,944
TOTAL UTILITIES		18,619,186
TOTAL NONCONVERTIBLE BONDS (Cost $104,326,720)		104,268,323
U.S. Government Agency Obligations - 4.9%
	Principal Amount	Value
Fannie Mae 0% 4/27/07 (b) (Cost $44,861,070)	$ 46,000,000	$ 44,818,372
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 1.0%
4.286% 10/1/33 (c)	46,708	46,215
4.289% 10/1/34 (c)	51,639	51,787
4.31% 3/1/33 (c)	129,128	128,196
4.318% 6/1/33 (c)	60,697	60,242
4.515% 10/1/35 (c)	89,040	88,363
4.543% 1/1/35 (c)	208,211	207,652
4.552% 9/1/34 (c)	389,228	393,048
4.594% 8/1/34 (c)	126,750	126,595
4.624% 3/1/35 (c)	47,676	47,468
4.64% 1/1/33 (c)	72,627	72,604
4.695% 9/1/34 (c)	40,743	40,862
4.712% 2/1/33 (c)	20,462	20,635
4.713% 10/1/32 (c)	19,796	19,807
4.746% 5/1/33 (c)	9,048	9,020
4.763% 10/1/32 (c)	29,513	29,568
4.775% 1/1/35 (c)	12,187	12,292
4.808% 8/1/34 (c)	105,801	105,935
4.976% 2/1/35 (c)	40,761	40,704
4.988% 11/1/32 (c)	79,460	80,021
4.989% 12/1/32 (c)	11,155	11,210
5.057% 7/1/34 (c)	53,130	53,069
5.058% 11/1/34 (c)	22,786	22,814
5.179% 8/1/33 (c)	151,076	151,391
5.288% 7/1/35 (c)	61,483	61,610
5.5% 11/1/16 to 2/1/19	3,843,438	3,856,830
6.5% 7/1/16 to 3/1/35	2,114,721	2,165,677
7% 8/1/17 to 5/1/32	1,169,607	1,199,654
TOTAL FANNIE MAE		9,103,269
Freddie Mac - 0.0%
4.783% 10/1/32 (c)	21,993	22,216
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.809% 3/1/33 (c)	$ 55,366	$ 55,089
5.614% 4/1/32 (c)	26,433	26,679
TOTAL FREDDIE MAC		103,984
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,359,151)		9,207,253
Asset-Backed Securities - 30.1%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (c)	345,530	346,709
Series 2004-3 Class 2A4, 5.67% 10/25/34 (c)	156,258	156,298
Series 2004-4 Class A2D, 5.67% 1/25/35 (c)	196,933	197,606
Series 2005-1 Class M1, 5.79% 4/25/35 (c)	1,545,000	1,552,055
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.595% 8/25/32 (c)	151,473	151,597
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (c)	113,099	113,648
Class M2, 7.02% 11/25/33 (c)	75,000	75,929
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (c)	50,000	50,247
Class M2, 7.07% 6/25/33 (c)	50,000	50,566
Series 2003-NC1 Class M1, 6.1% 7/25/33 (c)	100,000	100,588
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (c)	150,000	150,624
Class M2, 6.42% 2/25/34 (c)	175,000	176,578
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (c)	250,000	251,099
Class M3, 5.8% 4/25/35 (c)	145,000	145,947
Class M4, 5.96% 4/25/35 (c)	185,000	186,181
Series 2005-HE3:
Class A2A, 5.42% 5/25/35 (c)	87,154	87,159
Class A2B, 5.53% 5/25/35 (c)	630,000	630,423
Series 2005-SD1 Class A1, 5.72% 11/25/50 (c)	150,359	150,693
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (c)	995,000	995,988
Class M1, 5.62% 5/25/36 (c)	915,000	916,863
Class M2, 5.64% 5/25/36 (c)	305,000	305,466
Class M3, 5.66% 5/25/36 (c)	240,000	240,444
Class M4, 5.72% 5/25/36 (c)	200,000	200,364
Class M5, 5.76% 5/25/36 (c)	295,000	295,636
Asset-Backed Securities - continued
	Principal Amount	Value
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (a)(c)	$ 1,200,000	$ 1,200,142
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.57% 9/15/11 (c)	410,000	411,552
Series 2004-5 Class B, 5.57% 4/16/12 (c)	2,150,000	2,151,003
Series 2004-C Class C, 5.82% 2/15/12 (a)(c)	591,770	593,053
Series 2005-1 Class A, 5.35% 10/15/12 (c)	2,185,000	2,187,168
Series 2005-6 Class C, 5.57% 3/15/11 (a)(c)	2,680,000	2,683,216
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 5.79% 11/6/09 (c)	271,320	271,666
Series 2003-BX Class A4B, 5.79% 1/6/10 (c)	70,016	70,076
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,476,300
Series 2006-RM Class A1, 5.37% 10/6/09	2,000,000	2,001,425
Ameriquest Mississippi, Inc. Series 2006-M3:
Class M7, 6.176% 10/25/36 (c)	705,000	705,000
Class M9, 7.326% 10/25/36 (c)	450,000	450,000
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.22% 2/25/33 (c)	474,619	475,326
Series 2003-3 Class M1, 6.12% 3/25/33 (c)	3,892	3,901
Series 2003-AR1 Class M1, 6.47% 1/25/33 (c)	210,042	210,239
Series 2004-R11 Class M1, 5.98% 11/25/34 (c)	560,000	563,470
Series 2004-R2:
Class M1, 5.75% 4/25/34 (c)	85,000	84,999
Class M2, 5.8% 4/25/34 (c)	75,000	75,000
Series 2004-R8 Class M9, 8.07% 9/25/34 (c)	1,525,000	1,536,142
Series 2004-R9 Class M2, 5.97% 10/25/34 (c)	720,000	725,006
Series 2005-R1:
Class M1, 5.77% 3/25/35 (c)	770,000	772,033
Class M2, 5.8% 3/25/35 (c)	260,000	261,023
Series 2005-R2 Class M1, 5.77% 4/25/35 (c)	1,700,000	1,706,862
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (c)	29,202	29,310
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (a)(c)	1,500,000	1,501,847
Series 2005-2A Class A2, 5.43% 5/20/09 (a)(c)	800,000	799,996
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.9289% 9/25/33 (c)	800,000	808,895
Series 2004-W5 Class M1, 5.92% 4/25/34 (c)	1,420,000	1,422,082
Series 2004-W7:
Class M1, 5.87% 5/25/34 (c)	305,000	307,132
Class M2, 5.92% 5/25/34 (c)	250,000	251,711
Series 2006-W1 Class M10, 7.82% 3/25/36 (c)	995,000	921,735
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.: - continued
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (c)	$ 1,200,000	$ 1,200,768
Class M2, 5.64% 5/25/36 (c)	1,265,000	1,265,465
Class M3, 5.66% 5/25/36 (c)	1,010,000	1,010,366
Arran Funding Ltd. Series 2005-A Class C, 5.65% 12/15/10 (c)	3,235,000	3,234,353
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (c)	230,000	233,561
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.47% 10/25/36 (c)	780,000	779,996
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.22% 4/15/33 (c)	1,165,025	1,165,522
Series 2003-HE6 Class M1, 5.97% 11/25/33 (c)	215,000	216,507
Series 2003-HE7 Class A3, 5.68% 12/15/33 (c)	32,327	32,336
Series 2004-HE6 Class A2, 5.68% 6/25/34 (c)	566,793	568,213
Series 2005-HE1 Class M1, 5.82% 3/25/35 (c)	540,000	543,073
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (c)	1,105,000	1,111,184
Class M2, 5.82% 3/25/35 (c)	275,000	276,969
Series 2005-HE3 Class A4, 5.52% 4/25/35 (c)	1,025,753	1,026,153
Bank of America Credit Card Trust Series 2006-C7 Class C7, 5.55% 3/15/12 (c)	1,500,000	1,500,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7% 12/15/09 (c)	465,000	465,317
Series 2002-C1 Class C1, 6.28% 12/15/09 (c)	675,000	677,187
Series 2003-C4 Class C4, 6.35% 2/15/11 (c)	2,010,000	2,035,920
Series 2004-C1 Class C1, 5.82% 11/15/11 (c)	25,000	25,157
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (c)	517,068	517,828
Bayview Financial Asset Trust Series 2003-F Class A, 5.82% 9/28/43 (c)	131,467	131,445
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (c)	240,024	240,396
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.4481% 2/28/41 (c)	1,222,034	1,222,251
Bear Stearns Asset Backed Securities, Inc.:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (c)	390,000	395,659
Class M3, 6.37% 9/25/34 (c)	265,000	268,738
Class M4, 6.52% 9/25/34 (c)	225,000	229,502
Class M5, 6.72% 9/25/34 (c)	210,000	214,515
Series 2004-HE9 Class M2, 6.52% 11/25/34 (c)	490,000	496,240
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities, Inc.: - continued
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (c)	$ 905,000	$ 909,684
Class M2, 6.07% 2/25/35 (c)	330,000	332,680
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.3778% 12/26/24 (c)	2,840,000	2,839,889
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 5.79% 6/15/10 (a)(c)	36,927	36,930
Series 2005-1 Class B, 5.695% 6/15/10 (c)	850,000	853,741
Series 2006-SN1A Class A4B, 5.44% 3/20/10 (a)(c)	2,700,000	2,700,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.6% 1/15/10 (c)	250,950	251,139
Series 2004-B Class A4, 5.43% 8/15/11 (c)	1,700,000	1,700,335
Series 2006-B Class A2, 5.53% 4/15/09	1,805,000	1,809,537
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (c)	500,000	501,890
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,252,594
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.85% 9/15/11 (c)	1,125,000	1,133,369
Series 2004-B1 Class B1, 5.76% 11/15/11 (c)	1,180,000	1,185,950
Series 2004-C1 Class C1, 3.4% 11/16/09	2,480,000	2,468,315
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(c)	265,000	265,415
Class B, 6.07% 7/20/39 (a)(c)	140,000	141,083
Class C, 6.42% 7/20/39 (a)(c)	180,000	181,228
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 6.27% 7/25/36 (c)	445,000	445,149
Class M9, 7.22% 7/25/36 (c)	285,000	285,091
Series 2006-NC3 Class M10, 7.37% 8/25/36 (a)(c)	125,000	112,422
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (a)	12,813	12,749
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 6.02% 11/25/33 (c)	91,792	92,372
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (a)(c)	715,045	714,049
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 5.8% 3/16/09 (c)	200,000	200,067
Series 2003-6 Class C, 6.12% 2/15/11 (c)	2,210,000	2,235,084
Series 2004-1 Class B, 5.52% 5/15/09 (c)	295,000	294,999
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (c)	1,645,000	1,653,598
Series 2006-C3 Class C3, 5.55% 6/15/11 (c)	1,975,000	1,975,000
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	$ 549,911	$ 544,000
Class D, 4.51% 11/20/12	221,539	219,307
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 5.86% 12/10/08 (c)	615,000	615,178
Series 2002-B1 Class B1, 5.7188% 6/25/09 (c)	655,000	655,631
Series 2002-C1 Class C1, 6.47% 2/9/09 (c)	900,000	901,936
Series 2003-C1 Class C1, 6.4681% 4/7/10 (c)	1,685,000	1,707,432
Citigroup Mortgage Loan Trust Series 2006-NC2 Class A2B, 5.4838% 9/25/36 (c)	2,000,000	2,000,000
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.495% 4/25/46 (a)(c)	3,195,000	3,195,000
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	840,941	837,329
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (c)	30,872	30,901
Series 2003-BC1 Class M2, 7.0745% 9/25/32 (c)	251,598	252,675
Series 2003-SD3 Class A1, 5.74% 12/25/32 (a)(c)	11,605	11,644
Series 2004-2 Class M1, 5.82% 5/25/34 (c)	375,000	376,377
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (c)	2,239,452	2,243,042
Class M1, 5.82% 6/25/34 (c)	100,000	100,457
Series 2004-4 Class M2, 5.85% 6/25/34 (c)	315,000	316,489
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (c)	1,035,444	1,035,808
Class MV1, 5.72% 7/25/35 (c)	435,000	436,446
Class MV2, 5.76% 7/25/35 (c)	525,000	527,050
Series 2005-AB1 Class A2, 5.53% 8/25/35 (c)	2,378,800	2,380,744
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	3,999,990	4,009,990
Series 2006-C Class A2, 5.31% 3/15/10 (a)	1,775,000	1,773,891
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 5.71% 4/25/34 (c)	7,446	7,448
Series 2004-FRE1 Class B1, 7.12% 4/25/34 (c)	605,000	605,223
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (c)	550,000	552,788
Series 2005-1 Class B, 5.47% 9/16/10 (c)	1,580,000	1,581,658
Series 2005-3 Class B, 5.51% 5/15/11 (c)	2,000,000	2,002,414
Series 2006-1 Class B1, 5.47% 8/16/11 (c)	1,845,000	1,846,649
Series 2006-2 Class B1, 5.44% 1/17/12 (c)	2,000,000	1,995,393
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.58% 5/28/35 (c)	208,621	208,686
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5: - continued
Class AB3, 5.7235% 5/28/35 (c)	$ 46,319	$ 46,493
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (c)	1,500,000	1,503,403
Series 2005-2 Class 2A1, 5.44% 12/25/35 (c)	796,024	796,088
Series 2006-2:
Class 2A2, 5.49% 7/25/36 (c)	880,000	880,197
Class M1, 5.63% 7/25/36 (c)	1,765,000	1,766,244
First Franklin Mortgage Loan Asset Backed Certificates Trust Series 2005-FF2 Class A2A, 5.41% 3/25/35 (c)	77,407	77,412
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (c)	25,000	25,045
Class M4, 6.22% 3/25/34 (c)	25,000	25,101
Series 2004-FF8 Class M3, 6.27% 10/25/34 (c)	1,760,000	1,786,227
Series 2006-FF14:
Class A5, 5.49% 10/25/36 (c)	990,000	990,000
Class M1, 5.59% 10/25/36 (c)	880,000	880,000
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	826,763
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (c)	1,375,000	1,374,993
Class B, 5.76% 5/15/10 (c)	1,110,000	1,111,648
Series 2006-3:
Class A, 5.5% 6/15/11 (c)	990,000	990,512
Class B, 5.77% 6/15/11 (c)	1,405,000	1,405,559
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	1,535,000	1,534,171
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.82% 12/25/33 (c)	264,204	264,664
Series 2004-B Class M1, 5.9% 5/25/34 (c)	205,000	206,111
Series 2004-C:
Class 2A2, 5.87% 8/25/34 (c)	373,810	374,148
Class M1, 5.97% 8/25/34 (c)	540,000	544,047
Series 2004-D Class 3A2, 5.6% 11/25/34 (c)	47,275	47,310
Series 2005-A:
Class 2A2, 5.56% 2/25/35 (c)	765,433	765,930
Class M1, 5.75% 1/25/35 (c)	225,000	226,467
Class M2, 5.78% 1/25/35 (c)	325,000	326,642
Class M3, 5.81% 1/25/35 (c)	175,000	176,124
Class M4, 6% 1/25/35 (c)	125,000	126,162
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2006-A:
Class M3, 5.7% 5/25/36 (c)	$ 455,000	$ 455,159
Class M4, 5.72% 5/25/36 (c)	685,000	685,482
Class M5, 5.82% 5/25/36 (c)	365,000	366,031
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (a)(c)	195,920	196,680
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.52% 6/15/11 (c)	925,000	926,100
Series 2006-1:
Class B, 5.63% 9/17/12 (c)	585,000	584,634
Class C, 5.73% 9/17/12 (c)	455,000	454,716
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (c)	2,490,000	2,489,975
Series 6 Class B, 5.51% 2/17/09 (c)	75,000	75,023
Series 8 Class C, 5.65% 6/15/10 (c)	2,650,000	2,649,974
Series 9:
Class B, 5.47% 9/15/10 (c)	485,000	485,000
Class C, 5.63% 9/15/10 (c)	1,800,000	1,801,926
GSAMP Trust:
Series 2002-NC1 Class A2, 5.64% 7/25/32 (c)	2,606	2,641
Series 2003-FM1 Class M1, 6.55% 3/20/33 (c)	636,784	637,166
Series 2004-AHL Class A2D, 5.68% 8/25/34 (c)	585,672	587,577
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (c)	168,544	168,543
Class M2, 6.72% 11/25/33 (c)	135,000	136,068
Series 2004-FM2 Class M1, 5.82% 1/25/34 (c)	249,683	249,682
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (c)	320,000	319,998
Class M2, 6.47% 5/25/34 (c)	150,000	151,389
Series 2005-6:
Class A2, 5.53% 6/25/35 (c)	1,800,000	1,798,812
Class M3, 5.97% 6/25/35 (c)	1,555,000	1,552,823
Series 2005-9 Class 2A1, 5.44% 8/25/35 (c)	893,201	892,515
Series 2005-HE2 Class M, 5.75% 3/25/35 (c)	1,220,000	1,225,808
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (c)	1,301,735	1,301,735
Series 2005-NC1 Class M1, 5.77% 2/25/35 (c)	1,205,000	1,211,291
Series 2006-HE5 Class M7, 6.1544% 8/25/36 (c)	1,495,000	1,494,982
Series 2006-NC2 Class M4, 5.6744% 6/25/36 (c)	1,541,000	1,541,532
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.4% 5/25/30 (a)(c)	2,880,000	2,880,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(c)	1,700,000	1,702,217
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-3 Class A5, 6.2% 2/25/33 (c)	$ 14	$ 14
Series 2002-5 Class M1, 7.02% 5/25/33 (c)	165,729	165,914
Series 2003-1 Class M1, 6.32% 6/25/33 (c)	524,845	525,278
Series 2003-2 Class M1, 6.2% 8/25/33 (c)	66,323	66,356
Series 2003-3 Class M1, 6.18% 8/25/33 (c)	320,568	321,284
Series 2003-4 Class M1, 6.12% 10/25/33 (c)	96,601	96,817
Series 2003-5:
Class A2, 5.67% 12/25/33 (c)	10,566	10,593
Class M1, 6.02% 12/25/33 (c)	160,000	160,758
Class M2, 7.05% 12/25/33 (c)	70,000	70,835
Series 2003-7:
Class A2, 5.7% 3/25/34 (c)	33,395	33,437
Class M1, 5.97% 3/25/34 (c)	795,000	798,306
Series 2003-8 Class M1, 6.04% 4/25/34 (c)	260,000	261,471
Series 2004-4 Class A2, 5.64% 10/25/34 (c)	110,506	110,577
Series 2004-6 Class A2, 5.67% 12/25/34 (c)	249,740	250,061
Series 2005-1:
Class M1, 5.75% 5/25/35 (c)	1,270,000	1,274,980
Class M2, 5.77% 5/25/35 (c)	1,410,000	1,415,330
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (c)	1,734,880	1,735,767
Class M1, 5.77% 7/25/35 (c)	890,000	893,414
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (c)	121,197	121,733
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class A, 5.49% 1/18/11 (c)	1,000,000	1,000,405
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	3,410,000	3,410,752
Series 2006-2 Class A2, 5.61% 6/17/09	1,500,000	1,502,849
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (c)	242,339	242,872
Class M2, 5.81% 1/20/35 (c)	180,408	181,037
Series 2005-3:
Class A1, 5.58% 1/20/35 (c)	545,602	546,098
Class M1, 5.74% 1/20/35 (c)	320,383	320,967
Series 2006-2:
Class M1, 5.64% 3/20/36 (c)	780,522	780,516
Class M2, 5.66% 3/20/36 (c)	1,288,554	1,288,545
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.57% 6/25/35 (c)	451,586	451,853
Class M1, 5.79% 6/25/35 (c)	550,000	552,064
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	$ 1,805,000	$ 1,805,162
Keycorp Student Loan Trust Series 1999-A Class A2, 5.7019% 12/27/09 (c)	208,738	209,353
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	1,565,000	1,565,446
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.14% 6/25/33 (c)	462,597	463,220
Series 2003-3 Class M1, 6.07% 7/25/33 (c)	337,423	338,465
Series 2006-6:
Class 2A3, 5.48% 7/25/36 (c)	1,435,000	1,435,749
Class M4, 5.69% 7/25/36 (c)	425,000	425,312
Class M5, 5.72% 7/25/36 (c)	265,000	265,095
Class M6, 5.78% 7/25/36 (c)	265,000	265,094
Series 2006-7 Class M10, 7.7185% 8/25/36 (c)	675,000	611,719
Master Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.87% 7/25/34 (c)	357,163	357,806
Series 2004-HE1 Class M1, 5.97% 9/25/34 (c)	685,000	689,796
MBNA Credit Card Master Note Trust:
Series 2002-B2 Class B2, 5.7% 10/15/09 (c)	1,034,000	1,035,713
Series 2002-B4 Class B4, 5.82% 3/15/10 (c)	630,000	632,491
Series 2003-B1 Class B1, 5.76% 7/15/10 (c)	1,510,000	1,517,240
Series 2003-B2 Class B2, 5.71% 10/15/10 (c)	125,000	125,616
Series 2003-B3 Class B3, 5.695% 1/18/11 (c)	1,550,000	1,556,544
Series 2003-B5 Class B5, 5.69% 2/15/11 (c)	2,000,000	2,010,815
Series 2003-C2 Class C2, 6.92% 6/15/10 (c)	2,000,000	2,034,750
Series 2005-C3 Class C, 5.59% 3/15/11 (c)	2,830,000	2,837,424
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.7038% 9/15/10 (c)	200,000	200,761
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (c)	142,040	142,259
Class M2, 5.87% 7/25/34 (c)	25,000	25,047
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.47% 1/25/35 (c)	150,000	150,589
Series 2004-HE2:
Class A1B, 5.79% 8/25/35 (c)	196,031	196,960
Class A2B, 5.7% 8/25/35 (c)	362,731	363,152
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (c)	125,000	126,213
Series 2003-NC10 Class M1, 6% 10/25/33 (c)	792,708	795,638
Series 2003-NC8 Class M1, 6.02% 9/25/33 (c)	119,992	120,288
Series 2004-HE6 Class A2, 5.66% 8/25/34 (c)	302,833	303,560
Series 2004-NC2 Class M1, 5.87% 12/25/33 (c)	347,703	349,669
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 5.66% 7/25/34 (c)	$ 51,034	$ 51,067
Series 2005-1 Class M2, 5.79% 12/25/34 (c)	570,000	572,864
Series 2005-HE1:
Class A3B, 5.54% 12/25/34 (c)	144,459	144,547
Class M1, 5.77% 12/25/34 (c)	150,000	150,971
Class M2, 5.79% 12/25/34 (c)	385,000	387,141
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (c)	370,000	372,447
Class M2, 5.76% 1/25/35 (c)	265,000	266,118
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (c)	325,000	327,201
Class M2, 5.79% 1/25/35 (c)	325,000	325,992
Class M3, 5.83% 1/25/35 (c)	325,000	327,149
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (c)	440,000	440,349
Class M2:
5.62% 6/25/36 (c)	770,000	770,909
5.63% 6/25/36 (c)	550,000	550,211
Class M4, 5.67% 6/25/36 (c)	1,160,000	1,160,442
Series 2006-HE5 Class B1, 6.29% 8/25/36 (c)	2,415,000	2,415,939
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (c)	334,289	340,656
Series 2001-NC1 Class M2, 6.925% 10/25/31 (c)	9,628	9,638
Series 2001-NC4 Class M1, 6.82% 1/25/32 (c)	54,071	54,129
Series 2002-AM3 Class A3, 5.81% 2/25/33 (c)	14,114	14,139
Series 2002-HE1 Class M1, 5.92% 7/25/32 (c)	590,000	595,975
Series 2002-NC3 Class M1, 6.04% 8/25/32 (c)	100,000	100,043
Series 2002-OP1 Class M1, 6.445% 9/25/32 (c)	415,497	415,801
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (c)	2,050,000	2,055,029
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.77% 3/25/35 (c)	595,000	597,376
Class M2, 5.8% 3/25/35 (c)	595,000	597,762
Class M3, 5.84% 3/25/35 (c)	290,000	292,082
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (c)	1,167,321	1,167,835
Series 2005-A Class A4, 5.37% 8/15/11 (c)	2,210,000	2,209,988
Nomura Home Equity Loan, Inc. Series 2006-HE3:
Class M7, 6.13% 7/25/36 (c)	485,000	485,168
Class M8, 6.28% 7/25/36 (c)	340,000	338,300
Class M9, 7.18% 7/25/36 (c)	490,000	489,315
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (c)	$ 100,000	$ 100,726
Class M4, 6.295% 6/25/34 (c)	170,000	171,325
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 5.77% 12/25/33 (c)	42,722	42,866
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(c)	965,000	965,000
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.97% 11/25/33 (c)	1,025,000	1,032,921
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (c)	734,316	734,395
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (c)	945,000	956,727
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (c)	565,000	571,740
Class M2, 6% 9/25/34 (c)	160,000	161,315
Class M3, 6.57% 9/25/34 (c)	310,000	313,331
Class M4, 6.77% 9/25/34 (c)	435,000	439,520
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (c)	124,886	124,965
Series 2004-WWF1 Class A5, 5.79% 1/25/35 (c)	126,376	126,648
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (c)	176,354	176,487
Class M2, 5.84% 1/25/35 (c)	1,130,000	1,136,313
Class M3, 5.88% 1/25/35 (c)	425,000	428,314
Class M5, 6.2% 1/25/35 (c)	400,000	403,976
Series 2005-WHQ1 Class M7, 6.57% 3/25/35 (c)	910,000	915,074
Permanent Master Issuer PLC Series 2006-1 Class 2C, 5.7744% 7/17/42 (c)	2,645,000	2,644,897
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (a)(c)	2,160,000	2,166,307
Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(c)	1,575,000	1,575,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (c)	1,300,000	1,322,863
Series 2004-RS6:
Class 2M2, 6.62% 6/25/34 (c)	250,000	249,998
Class 2M3, 6.77% 6/25/34 (c)	250,000	249,998
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (c)	646,454	646,580
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 5.64% 3/25/29 (c)	25,322	25,377
Series 2005-KS7 Class A1, 5.42% 8/25/35 (c)	271,164	271,180
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (c)	1,451	1,454
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.85% 3/25/35 (c)	$ 640,000	$ 640,536
Series 2004-2 Class MV1, 5.9% 8/25/35 (c)	415,000	415,802
Sharps SP I LLC Net Interest Margin Trust Series 2004-HE3N Class NA, 5.19% 11/25/34 (a)	3,551	3,546
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.47% 5/20/18 (a)(c)	3,384,812	3,384,795
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (a)(c)	1,140,000	1,139,989
Class C, 5.7% 8/15/11 (a)(c)	520,000	519,995
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 5.97% 8/25/34 (c)	1,000,000	1,002,824
Series 2003-BC4 Class M1, 5.92% 11/25/34 (c)	260,000	261,826
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (c)	1,135,000	1,137,181
Series 2004-8 Class M5, 6.47% 9/25/34 (c)	290,000	293,167
Series 2005-1 Class M4, 6.08% 2/25/35 (a)(c)	485,000	490,129
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.68% 2/25/34 (c)	32,067	32,242
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(c)	675,000	675,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (c)	980,000	982,867
TBW Mortgage-Backed pass thru certificates Series 2006-4 Class A3, 5.53% 9/25/36 (c)	2,255,000	2,254,989
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (c)	21,802	21,923
Series 2003-6HE Class A1, 5.79% 11/25/33 (c)	22,699	22,805
Series 2005-14HE Class AF1, 5.46% 8/25/36 (c)	432,738	432,783
Series 2006-9HGA Class A1, 5.424% 10/25/37 (c)	1,472,062	1,472,062
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	2,585,000	2,584,916
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.65% 5/16/11 (a)(c)	2,165,000	2,165,000
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.46% 6/15/09	685,000	685,308
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	2,615,000	2,615,288
WaMu Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,636,260	1,634,726
WaMu Master Note Trust Series 2006-A3A Class A3, 5.35% 9/16/13 (a)(c)	3,025,000	3,025,000
WaMu Mortgage pass thru certificates Series 2006-AR11 Class C1B1, 5.41% 9/25/46 (c)	1,448,029	1,448,029
Asset-Backed Securities - continued
	Principal Amount	Value
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	$ 261,274	$ 258,553
Series 2004-4 Class D, 3.58% 5/17/12	239,389	235,504
Series 2005-1 Class D, 4.09% 8/15/12	252,907	249,302
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(c)	2,032,529	2,032,529
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	1,179,073	1,179,073
TOTAL ASSET-BACKED SECURITIES (Cost $275,421,105)		275,756,922
Collateralized Mortgage Obligations - 14.6%

Private Sponsor - 10.6%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (c)	1,314,553	1,312,159
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0954% 8/25/35 (c)	1,854,549	1,857,119
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (c)	1,494,771	1,495,993
Series 2005-2 Class 1A1, 5.57% 3/25/35 (c)	977,419	977,436
Citigroup Mortgage Loan Trust floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (c)	1,205,000	1,205,420
Class M5, 5.74% 8/25/36 (c)	860,000	860,601
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.72% 2/25/35 (c)	510,244	511,328
Series 2004-4 Class 5A2, 5.72% 3/25/35 (c)	154,449	154,672
Series 2005-1 Class 5A2, 5.65% 5/25/35 (c)	351,424	350,862
Series 2005-10 Class 5A2, 5.64% 1/25/36 (c)	1,257,666	1,260,732
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (c)	141,091	141,327
Class 6M2, 5.8% 6/25/35 (c)	1,375,000	1,382,788
Series 2005-3 Class 8A2, 5.56% 7/25/35 (c)	1,196,721	1,199,215
Series 2005-5 Class 6A2, 5.55% 9/25/35 (c)	984,266	985,441
Series 2005-8 Class 7A2, 5.6% 11/25/35 (c)	626,894	628,626
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (c)	87,190	87,342
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (c)	42,258	42,295
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (c)	76,678	76,753
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (c)	$ 109,339	$ 109,524
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (c)	186,095	186,431
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (c)	134,869	134,979
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (c)	638,015	639,911
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.0738% 10/25/36 (c)	1,205,000	1,205,000
Class M8, 6.2738% 10/25/36 (c)	525,000	525,000
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.72% 12/25/34 (c)	111,730	111,820
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.44% 10/11/41 (a)(c)	3,305,493	3,306,022
Class CB, 5.37% 10/11/41 (a)(c)	260,000	259,990
Class DB, 5.84% 10/11/41 (a)(c)	1,060,000	1,059,958
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.47% 12/21/24 (c)	700,000	700,378
Class B1, 5.52% 12/20/54 (c)	950,000	949,948
Class M1, 5.62% 12/20/54 (c)	700,000	699,960
Series 2005-2 Class C1, 5.8925% 12/20/54 (c)	1,200,000	1,200,840
Series 2005-4:
Class C1, 5.8225% 12/20/54 (c)	925,000	925,108
Class M2, 5.6725% 12/20/54 (c)	1,830,000	1,830,286
Series 2006-3 Class C2, 5.9114% 12/20/54 (c)	1,230,000	1,230,000
Granite Mortgages PLC floater Series 2004-3:
Class 1B, 5.55% 9/20/44 (c)	58,209	58,213
Class 1C, 5.98% 9/20/44 (c)	269,217	269,365
Class 1M, 5.66% 9/20/44 (c)	29,105	29,108
GSAMP Trust floater Series 2004-11 Class 2A1, 5.65% 12/20/34 (c)	899,371	901,039
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.6438% 7/15/40 (a)(c)	415,000	414,988
Class 2A, 5.4038% 7/15/40 (a)(c)	1,040,000	1,039,979
Class 2C, 5.8182% 7/15/40 (a)(c)	975,000	974,971
Holmes Financing No. 8 PLC floater Series 2:
Class A, 5.4538% 4/15/11 (c)	1,400,000	1,400,052
Class B, 5.5438% 7/15/40 (c)	190,000	190,038
Class C, 6.0938% 7/15/40 (c)	775,000	776,085
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (c)	$ 579,873	$ 582,853
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (c)	530,748	531,316
Series 2004-6 Class 1A2, 5.71% 10/25/34 (c)	147,853	148,114
Series 2005-1:
Class M1, 5.78% 4/25/35 (c)	251,688	252,320
Class M2, 5.82% 4/25/35 (c)	445,091	446,128
Class M3, 5.85% 4/25/35 (c)	108,623	109,131
Class M4, 6.07% 4/25/35 (c)	66,234	66,526
Class M5, 6.09% 4/25/35 (c)	66,234	66,526
Class M6, 6.14% 4/25/35 (c)	103,324	103,695
Series 2005-2 Class 1A2, 5.63% 4/25/35 (c)	1,061,444	1,062,574
Series 2005-4 Class 1B1, 6.62% 5/25/35 (c)	447,587	448,356
Series 2005-7:
Class M1, 5.8% 11/25/35 (c)	188,039	188,311
Class M2, 5.84% 11/25/35 (c)	141,029	141,535
Class M3, 5.94% 11/25/35 (c)	705,145	706,931
Class M4, 5.98% 11/25/35 (c)	336,903	337,705
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(c)	961,107	964,142
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (c)	2,869,877	2,869,877
Series 2006-GP1 Class A1, 5.41% 5/25/46 (c)	2,061,670	2,060,370
Master Asset Backed Securities Trust floater:
Series 2004-11:
Class 1A4, 5.81% 11/25/34 (c)	78,300	78,452
Class 2A1, 5.7% 11/25/34 (c)	237,549	239,144
Class 2A2, 5.76% 11/25/34 (c)	52,296	52,372
Series 2005-1 Class 1A1, 5.59% 3/25/35 (c)	439,754	440,632
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2349% 8/25/17 (c)	510,207	518,931
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.6844% 7/25/37 (c)	1,015,000	1,006,457
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.71% 3/25/28 (c)	137,152	137,887
Class 2A2, 5.87% 3/25/28 (c)	48,983	49,125
Series 2003-B Class A1, 5.66% 4/25/28 (c)	132,869	133,497
Series 2003-D Class A, 5.63% 8/25/28 (c)	615,117	616,173
Series 2003-E Class A2, 5.79% 10/25/28 (c)	234,333	234,693
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
floater:
Series 2003-F Class A2, 5.76% 10/25/28 (c)	$ 249,077	$ 249,480
Series 2004-A Class A2, 5.67% 4/25/29 (c)	316,344	316,328
Series 2004-B Class A2, 5.5875% 6/25/29 (c)	330,499	330,642
Series 2004-C Class A2, 5.01% 7/25/29 (c)	438,358	437,818
Series 2004-D Class A2, 5.82% 9/25/29 (c)	456,802	457,314
Series 2004-E Class A2D, 5.97% 11/25/29 (c)	467,386	468,831
Series 2004-G Class A2, 5.8719% 11/25/29 (c)	175,222	175,304
Series 2005-A Class A2, 5.71% 2/25/30 (c)	546,443	547,080
Series 2005-B Class A2, 5.5475% 7/25/30 (c)	573,626	574,178
Series 2003-G Class XA1, 1% 1/25/29 (e)	1,441,278	10,098
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (c)	415,535	415,032
Class A2, 5.77% 12/25/34 (c)	561,282	567,066
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (c)	1,800,618	1,804,216
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (c)	920,000	919,668
Permanent Financing No. 4 PLC floater Series 2 Class C, 6.11% 6/10/42 (c)	1,145,000	1,149,367
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.5% 6/10/11 (c)	5,000,000	5,002,250
Class C, 6.04% 6/10/42 (c)	390,000	391,053
Series 3 Class C, 6.19% 6/10/42 (c)	1,030,000	1,031,339
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.84% 6/10/42 (c)	1,600,000	1,602,125
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.72% 6/10/42 (c)	1,140,000	1,141,193
Permanent Financing No. 8 PLC floater:
Series 3C, 5.85% 6/10/42 (c)	910,000	910,564
Series 8 Class 2C, 5.79% 6/10/42 (c)	1,435,000	1,436,082
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.4244% 9/25/46 (c)	2,870,198	2,870,198
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	193,411	195,517
Series 2004-SL2 Class A1, 6.5% 10/25/16	72,273	73,163
Series 2005-AR5 Class 1A1, 4.8316% 9/19/35 (c)	529,756	529,592
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.82% 11/25/34 (c)	9,648	9,652
Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(c)	109,218	109,679
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(e)	$ 3,873,319	$ 10,491
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.78% 9/20/33 (c)	209,962	210,005
Series 2003-7 Class A2, 5.6419% 1/20/34 (c)	110,021	110,067
Series 2004-1 Class A, 5.8825% 2/20/34 (c)	162,349	162,514
Series 2004-10 Class A4, 5.7469% 11/20/34 (c)	481,777	482,426
Series 2004-12 Class 1A2, 5.82% 1/20/35 (c)	772,006	774,706
Series 2004-4 Class A, 5.7288% 5/20/34 (c)	608,830	609,042
Series 2004-5 Class A3, 5.5769% 6/20/34 (c)	216,173	216,205
Series 2004-6:
Class A3A, 5.8275% 6/20/35 (c)	233,159	233,589
Class A3B, 5.1069% 7/20/34 (c)	466,317	466,800
Series 2004-7:
Class A3A, 5.775% 8/20/34 (c)	278,800	279,157
Class A3B, 6% 7/20/34 (c)	541,359	543,397
Series 2004-8 Class A2, 5.82% 9/20/34 (c)	831,479	832,721
Series 2005-1 Class A2, 5.8325% 2/20/35 (c)	403,602	404,686
Series 2005-2 Class A2, 5.7% 3/20/35 (c)	747,149	748,562
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.65% 9/25/36 (c)	640,000	640,000
Class M4, 5.7% 9/25/36 (c)	960,000	959,400
Class M7, 6.13% 9/25/36 (c)	330,000	330,000
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(c)	107,652	107,733
Series 2005-AR1 Class B1, 7.32% 9/25/35 (a)(c)	1,155,000	989,373
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (c)	1,846,532	1,855,600
Series 2005-3 Class A4, 5.6% 10/25/35 (c)	2,125,960	2,122,342
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 5.52% 8/25/45 (c)	362,278	362,381
Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (c)	701,405	701,687
Series 2005-AR17 Class A1C1, 5.51% 12/25/45 (c)	639,819	640,222
Series 2005-AR19 Class A1C1, 5.51% 12/25/45 (c)	656,219	656,529
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	121,306	120,767
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 53,470	$ 55,050
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6742% 8/25/34 (c)	1,080,436	1,073,798
Series 2005-AR10 Class 2A2, 4.109% 6/25/35 (c)	4,427,130	4,335,482
Series 2005-AR12 Class 2A1, 4.319% 7/25/35 (c)	2,670,886	2,628,038
TOTAL PRIVATE SPONSOR		97,640,474
U.S. Government Agency - 4.0%
Fannie Mae:
floater Series 2002-89 Class F, 5.62% 1/25/33 (c)	96,968	97,423
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	364,768	364,396
Series 2003-24 Class PB, 4.5% 12/25/12	1,508,557	1,495,765
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (c)	878,895	897,845
Series 2002-11 Class QF, 5.82% 3/25/32 (c)	131,979	133,204
Series 2002-36 Class FT, 5.82% 6/25/32 (c)	130,565	131,427
Series 2002-49 Class FB, 5.92% 11/18/31 (c)	1,350,720	1,368,297
Series 2002-60 Class FV, 6.32% 4/25/32 (c)	291,973	298,648
Series 2002-64 Class FE, 5.67% 10/18/32 (c)	63,556	63,820
Series 2002-68 Class FH, 5.82% 10/18/32 (c)	2,537,655	2,560,537
Series 2002-74 Class FV, 5.77% 11/25/32 (c)	86,142	86,646
Series 2002-75 Class FA, 6.32% 11/25/32 (c)	598,105	611,774
Series 2003-11:
Class DF, 5.77% 2/25/33 (c)	70,925	71,329
Class EF, 5.77% 2/25/33 (c)	32,685	32,842
Series 2003-122 Class FL, 5.67% 7/25/29 (c)	484,277	486,537
Series 2003-15 Class WF, 5.67% 8/25/17 (c)	580,856	583,671
Series 2004-33 Class FW, 5.72% 8/25/25 (c)	832,311	836,777
Series 2004-54 Class FE, 6.47% 2/25/33 (c)	508,219	508,929
Series 2005-72 Class FG, 5.57% 5/25/35 (c)	6,442,746	6,446,958
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	147,239	147,059
Series 2002-52 Class PA, 6% 4/25/31	7,865	7,883
Series 2002-50 Class LE, 7% 12/25/29	31,304	31,399
Series 2004-31 Class IA, 4.5% 6/25/10 (e)	146,772	1,433
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,329,018	1,354,066
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (c)	$ 1,514,519	$ 1,520,197
Series 2406:
Class FP, 6.3% 1/15/32 (c)	1,108,471	1,133,038
Class PF, 6.3% 12/15/31 (c)	1,085,299	1,109,310
Series 2410 Class PF, 6.3% 2/15/32 (c)	3,000,930	3,076,126
Series 2526 Class FC, 5.72% 11/15/32 (c)	18,485	18,580
Series 2538 Class FB, 5.72% 12/15/32 (c)	163,672	164,770
Series 2551 Class FH, 5.77% 1/15/33 (c)	60,628	60,992
Series 2553 Class FB, 5.82% 3/15/29 (c)	2,654,994	2,665,862
Series 2577 Class FW, 5.82% 1/15/30 (c)	1,776,650	1,785,411
Series 2650 Class FV, 5.72% 12/15/32 (c)	1,624,129	1,636,142
Series 2861 Class JF, 5.62% 4/15/17 (c)	766,336	769,912
Series 2994 Class FB, 5.47% 6/15/20 (c)	653,374	652,802
Series 3066 Class HF, 0% 1/15/34 (c)	68,741	67,846
planned amortization class:
Series 2395 Class PE, 6% 2/15/30	51,374	51,324
Series 2543 Class PM, 5.5% 8/15/18	450,049	449,379
Series 2614 Class IC, 4.5% 12/15/10 (e)	557,206	6,176
Series 2676 Class KN, 3% 12/15/13	810,696	802,138
Series 2683 Class UH, 3% 3/15/19	825,848	821,426
Series 2748 Class IB, 4.5% 3/15/10 (e)	210,600	1,096
Series 2776 Class UJ, 4.5% 5/15/20 (e)	283,973	6,364
Series 2828 Class JA, 4.5% 1/15/10	544,605	542,914
Series 1803 Class A, 6% 12/15/08	253,438	254,529
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 5.72% 1/16/27 (c)	100,270	100,758
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	172,374	173,545
TOTAL U.S. GOVERNMENT AGENCY		36,489,302
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $134,237,153)		134,129,776
Commercial Mortgage Securities - 6.6%
	Principal Amount	Value
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class D, 5.87% 11/15/15 (a)(c)	$ 80,375	$ 80,389
Class F, 6.22% 11/15/15 (a)(c)	80,000	80,026
Class H, 6.72% 11/15/15 (a)(c)	70,000	70,091
Class J, 7.27% 11/15/15 (a)(c)	70,000	70,130
Class K, 7.92% 11/15/15 (a)(c)	65,000	65,018
Series 2005-BBA6:
Class B, 5.54% 1/15/19 (a)(c)	390,000	390,151
Class C, 5.58% 1/15/19 (a)(c)	400,000	400,155
Class D, 5.63% 1/15/19 (a)(c)	390,000	390,151
Class E, 5.67% 1/15/19 (a)(c)	245,000	245,085
Class F, 5.72% 1/15/19 (a)(c)	165,000	165,057
Class G, 5.75% 1/15/19 (a)(c)	125,000	125,048
Series 2005-ESHA:
Class F, 6.07% 7/14/20 (a)(c)	860,000	860,980
Class G, 6.2% 7/14/20 (a)(c)	585,000	585,666
Class H, 6.42% 7/14/20 (a)(c)	720,000	720,817
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (a)(c)	475,000	475,155
Class C, 5.63% 3/15/22 (a)(c)	200,000	200,074
Class D, 5.68% 3/15/22 (a)(c)	205,000	205,121
Class E, 5.72% 3/15/22 (a)(c)	390,000	390,238
Class F, 5.79% 3/15/22 (a)(c)	200,000	200,122
Class G, 5.85% 3/15/22 (a)(c)	130,000	130,079
Series 2006-LAQ:
Class H, 6% 2/9/21 (a)(c)	440,000	441,587
Class J, 6.09% 2/9/21 (a)(c)	320,000	321,152
Class K, 6.32% 2/9/21 (a)(c)	880,000	882,628
Series 2005-ESHA Class X1, 0.8865% 7/14/20 (a)(c)(e)	44,830,000	274,682
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(c)	938,219	937,603
Class B, 6.28% 7/14/11 (a)(c)	467,860	467,097
Class C, 6.43% 7/14/11 (a)(c)	936,970	936,355
Class D, 7.06% 7/14/11 (a)(c)	544,559	546,682
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.9% 8/25/33 (a)(c)	190,265	190,741
Series 2003-2 Class A, 5.9% 12/25/33 (a)(c)	572,368	573,799
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(c)	359,924	360,599
Class B, 7.22% 4/25/34 (a)(c)	59,987	60,550
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(c)	$ 451,879	$ 453,150
Class M1, 5.9% 8/25/34 (a)(c)	144,742	145,036
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(c)	648,162	649,479
Class A2, 5.74% 1/25/35 (a)(c)	76,254	76,540
Class M1, 5.82% 1/25/35 (a)(c)	114,382	114,739
Class M2, 6.32% 1/25/35 (a)(c)	76,254	76,707
Series 2005-2A:
Class M1, 5.75% 8/25/35 (a)(c)	165,235	165,235
Class M2, 5.8% 8/25/35 (a)(c)	276,880	277,700
Class M3, 5.82% 8/25/35 (a)(c)	151,837	152,437
Class M4, 5.93% 8/25/35 (a)(c)	138,440	139,053
Series 2005-3A:
Class A1, 5.64% 11/25/35 (a)(c)	760,476	761,857
Class M1, 5.76% 11/25/35 (a)(c)	108,639	109,330
Class M2, 5.81% 11/25/35 (a)(c)	149,379	150,668
Class M3, 5.83% 11/25/35 (a)(c)	135,799	136,970
Class M4, 5.92% 11/25/35 (a)(c)	167,486	167,902
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(c)	1,034,817	1,036,758
Class B1, 6.72% 1/25/36 (a)(c)	94,074	95,015
Class M1, 5.77% 1/25/36 (a)(c)	376,297	377,003
Class M2, 5.79% 1/25/36 (a)(c)	94,074	94,251
Class M3, 5.82% 1/25/36 (a)(c)	188,149	188,443
Class M4, 5.93% 1/25/36 (a)(c)	94,074	94,427
Class M5, 5.97% 1/25/36 (a)(c)	94,074	94,486
Class M6, 6.02% 1/25/36 (a)(c)	94,074	94,309
Series 2006-2A:
Class A2, 5.6% 7/25/36 (a)(c)	284,289	284,289
Class B1, 6.19% 7/25/36 (a)(c)	104,239	104,239
Class B3, 8.02% 7/25/36 (a)(c)	170,573	170,573
Class M1, 5.63% 7/25/36 (a)(c)	298,504	298,504
Class M2, 5.65% 7/25/36 (a)(c)	213,217	213,217
Class M3, 5.67% 7/25/36 (a)(c)	165,835	165,835
Class M4, 5.74% 7/25/36 (a)(c)	113,716	113,716
Class M5, 5.79% 7/25/36 (a)(c)	137,406	137,406
Class M6, 5.86% 7/25/36 (a)(c)	217,955	217,955
Series 2006-3A:
Class A1, 5.57% 10/25/36 (a)(c)	1,295,590	1,295,590
Class B1, 6.12% 10/25/36 (a)(c)	153,295	153,295
Class B2, 6.67% 10/25/36 (a)(c)	98,900	98,900
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-3A:
Class B3, 7.92% 10/25/36 (a)(c)	$ 178,020	$ 178,020
Class M4, 5.75% 10/25/36 (a)(c)	153,295	153,295
Class M5, 5.8% 10/25/36 (a)(c)	192,855	192,855
Class M6, 5.88% 10/25/36 (a)(c)	380,765	380,765
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 6.02% 6/15/17 (a)(c)	960,000	960,330
COMM floater Series 2002-FL7:
Class F, 6.63% 11/15/14 (a)(c)	1,000,000	1,005,421
Class H, 7.58% 11/15/14 (a)(c)	150,000	150,502
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.78% 7/15/16 (a)(c)	8,103	8,105
Class D, 5.88% 7/15/16 (a)(c)	17,733	17,737
Class E, 6.08% 7/15/16 (a)(c)	12,482	12,486
Class F, 6.13% 7/15/16 (a)(c)	29,623	29,635
Class H, 6.63% 7/15/16 (a)(c)	87,041	87,166
Class J, 6.78% 7/15/16 (a)(c)	32,745	32,840
Class K, 7.68% 7/15/16 (a)(c)	565,375	566,963
Series 2005-F10A:
Class B, 5.56% 4/15/17 (a)(c)	1,005,000	1,005,070
Class C, 5.6% 4/15/17 (a)(c)	425,000	425,011
Class D, 5.64% 4/15/17 (a)(c)	345,000	345,088
Class E, 5.7% 4/15/17 (a)(c)	260,000	260,042
Class F, 5.74% 4/15/17 (a)(c)	145,000	145,010
Class G, 5.88% 4/15/17 (a)(c)	145,000	145,011
Class H, 5.95% 4/15/17 (a)(c)	145,000	145,029
Class J, 6.18% 4/15/17 (a)(c)	50,000	50,012
Class MOA3, 5.62% 3/15/20 (a)(c)	650,000	650,046
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(c)	295,290	295,372
Class C, 5.62% 11/15/17 (a)(c)	590,580	590,744
Class D, 5.66% 11/15/17 (a)(c)	102,367	102,396
Class E, 5.71% 11/15/17 (a)(c)	157,488	157,539
Class F, 5.77% 11/15/17 (a)(c)	141,739	141,778
Class G, 5.82% 11/15/17 (a)(c)	224,420	224,482
Series 2006-CN2A Class AJFL, 5.5813% 2/5/19 (a)(c)	1,135,000	1,138,919
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 5.77% 5/15/14 (a)(c)	296,157	296,190
Series 2004-TF2A Class E, 5.74% 11/15/19 (a)(c)	640,000	640,259
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2005-TF2A Class F, 5.82% 11/15/19 (a)(c)	$ 230,000	$ 230,098
Series 2005-TFLA:
Class E, 5.65% 2/15/20 (a)(c)	560,000	560,207
Class F, 5.7% 2/15/20 (a)(c)	250,000	250,092
Class G, 5.84% 2/15/20 (a)(c)	70,000	70,032
Class H, 6.07% 2/15/20 (a)(c)	100,000	100,044
CS First Boston Mortgage Securities Corp. floater:
Series 2005-CN2A Class A1J, 5.65% 11/15/19 (a)(c)	2,165,000	2,166,201
Series 2005-TF3A Class A2, 5.6% 11/15/20 (a)(c)	2,775,000	2,776,965
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (a)(c)	300,000	300,083
Class E, 5.65% 4/15/21 (a)(c)	300,000	300,147
Class G, 5.74% 4/15/21 (a)(c)	300,000	300,232
Class H, 6.05% 4/15/21 (a)(c)	300,000	300,167
Class J, 6.12% 4/15/21 (a)(c)	200,000	200,055
Class K, 6.52% 4/15/21 (a)(c)	1,005,000	1,005,275
Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 6.32% 3/15/32 (c)	1,370,455	1,405,596
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.3213% 10/5/20 (a)(c)	180,000	180,000
6.5713% 10/5/20 (a)(c)	220,000	220,000
Class M-AON, 6.8213% 10/5/20 (a)(c)	215,000	215,000
Class N-AON, 7.1713% 10/5/20 (a)(c)	550,000	550,000
GS Mortgage Securities Corp. II floater Series 2006-FL8A:
Class C, 5.56% 6/6/20 (a)(c)	145,000	145,000
Class D, 5.6% 6/6/20 (a)(c)	400,000	400,000
Class E, 5.69% 6/6/20 (a)(c)	800,000	800,000
Class F, 5.76% 6/6/20 (a)(c)	575,000	575,180
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3:
Class B, 5.72% 9/25/46 (a)(c)	450,000	450,000
Class C, 5.87% 9/25/46 (a)(c)	1,150,000	1,150,000
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.7219% 10/3/15 (a)(c)	3,000,000	3,021,395
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.88% 12/16/14 (a)(c)	$ 435,000	$ 434,564
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.1416% 11/15/10 (a)(c)(e)	417,400,000	267,386
Morgan Stanley Capital I, Inc.:
floater:
Series 2005-XLF:
Class B, 5.54% 8/15/19 (a)(c)	935,000	935,380
Class C, 5.57% 8/15/19 (a)(c)	75,000	75,030
Class D, 5.59% 8/15/19 (a)(c)	270,000	270,110
Class E, 5.61% 8/15/19 (a)(c)	245,000	245,099
Class F, 5.65% 8/15/19 (a)(c)	170,000	170,069
Class G, 5.7% 8/15/19 (a)(c)	120,000	120,049
Class H, 5.72% 8/15/19 (a)(c)	100,000	100,040
Class J, 5.79% 8/15/19 (a)(c)	75,000	75,024
Series 2006-XLF:
Class D, 5.57% 7/15/19 (a)(c)	1,195,000	1,194,993
Class E, 5.61% 7/15/19 (a)(c)	1,450,000	1,450,004
Class F, 5.64% 7/15/19 (a)(c)	535,000	535,002
Class G, 5.68% 7/15/19 (a)(c)	385,000	385,920
Series 2006-XLF Class C, 6.52% 7/15/19 (a)(c)	570,000	569,996
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(c)	364,238	364,921
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (a)(c)	990,000	990,382
Class B, 5.62% 10/15/17 (a)(c)	200,000	200,069
Class D, 5.75% 10/15/17 (a)(c)	400,000	400,149
Series 2006-WL7A:
Class F, 5.6638% 8/11/18 (a)(c)	1,235,000	1,235,000
Class G, 5.6838% 8/11/18 (a)(c)	1,170,000	1,170,000
Class J, 5.9238% 8/11/18 (a)(c)	260,000	260,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,275,241)		60,403,116
Certificates of Deposit - 2.6%

BNP Paribas SA yankee 5.045% 2/21/07	4,000,000	3,994,161
Deutsche Bank AG yankee 5.045% 2/21/07	4,000,000	3,994,161
HBOS Treasury Services PLC yankee 5.04% 2/21/07	4,000,000	3,994,229
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	4,000,000	3,993,969
Certificates of Deposit - continued
	Principal Amount	Value
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	$ 4,000,000	$ 3,994,102
Societe Generale euro 5.05% 2/21/07	4,000,000	3,994,257
TOTAL CERTIFICATES OF DEPOSIT (Cost $23,999,608)		23,964,879
Commercial Paper - 0.2%

Rockies Express Pipeline LLC 5.58% 12/20/06 (a) (Cost $1,984,500)	2,000,000	1,985,191
Fixed-Income Funds - 25.2%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $230,066,386)	2,314,696	230,335,439
Cash Equivalents - 2.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Government Obligations) # (Cost $26,813,000)	$ 26,816,960	26,813,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $911,343,934)		911,682,271
NET OTHER ASSETS - 0.5%		4,359,737
NET ASSETS - 100%		$ 916,042,008
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
103 Eurodollar 90 Day Index Contracts	Dec. 2006	$ 101,618,513	$ (229,587)
103 Eurodollar 90 Day Index Contracts	March 2007	101,655,850	(122,837)
103 Eurodollar 90 Day Index Contracts	June 2007	101,699,625	61,138
103 Eurodollar 90 Day Index Contracts	Sept. 2007	101,744,687	149,080
TOTAL EURODOLLAR CONTRACTS			$ (142,206)
Sold
Eurodollar Contracts
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,940,563	3,893
5 Eurodollar 90 Day Index Contracts	March 2008	4,941,063	3,218
4 Eurodollar 90 Day Index Contracts	June 2008	3,952,650	3,409
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,964,300	2,588
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,976,050	1,092
1 Eurodollar 90 Day Index Contracts	March 2009	987,938	584
TOTAL EURODOLLAR CONTRACTS			$ 14,784
			$ (127,422)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest
Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.1020% 11/25/34

	Dec. 2034	$ 275,000	$ 2,641
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 1,000,000	$ (4,983)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	500,000	(8,686)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	310,009	183
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	212,016	112
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(9,705)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	3,011
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	1,545
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	$ 1,650,000	$ 1,707
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	2,000,000	2,167
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	2,200,000	10,831
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,390,000	3,651
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,015,000	2,666
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	9,916
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	21,355
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	1,900,000	4,854
TOTAL CREDIT DEFAULT SWAPS		$ 18,812,025	$ 41,265
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 5 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2007	$ 4,900,000	$ 726
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	3,000,000	819
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	4,000,000	476
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2007	5,655,000	(231)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 5 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Nov. 2006	6,800,000	1,376
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Nov. 2006	$ 8,900,000	$ 1,689
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	4,000,000	594
TOTAL TOTAL RETURN SWAPS		$ 37,255,000	$ 5,449
		$ 56,067,025	$ 46,714
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $130,259,480 or 14.2% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $341,009.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,813,000 due 11/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 366,907
BNP Paribas Securities Corp.	2,935,256
Banc of America Securities LLC	8,732,167
Bank of America, NA	1,687,772
Barclays Capital, Inc.	4,291,323
Countrywide Securities Corp.	4,402,883
Credit Suisse Securities (USA) LLC	232,298
HSBC Securities (USA), Inc.	733,814
Morgan Stanley & Co., Inc.	495,324
Societe Generale, New York Branch	366,907
UBS Securities LLC	2,201,442
WestLB AG	366,907
$ 26,813,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,303,718
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 237,764,502	$ -	$ 7,500,012	$ 230,335,439	2.1%
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $911,289,987. Net unrealized appreciation aggregated $392,284, of which $1,154,296 related to appreciated investment securities and $762,012 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Ultra-Short Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2006

1.809541.102

AUSB-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.82% 3/13/09 (c)	$ 1,800,000	$ 1,801,166
5.87% 9/10/07 (c)	1,230,000	1,233,071
		3,034,237
Media - 1.0%
AOL Time Warner, Inc. 6.15% 5/1/07	2,480,000	2,488,970
Cox Communications, Inc. (Reg. S) 5.94% 12/14/07 (c)	2,330,000	2,340,767
Time Warner, Inc. 8.18% 8/15/07	2,000,000	2,042,798
Viacom, Inc. 5.74% 6/16/09 (c)	2,000,000	2,000,232
		8,872,767
TOTAL CONSUMER DISCRETIONARY		11,907,004
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.59% 9/5/08 (c)	2,400,000	2,400,583
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	823,279
5.79% 9/15/09 (c)	2,200,000	2,203,172
Devon Oei Operating, Inc. 4.375% 10/1/07	2,310,000	2,287,916
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,631,053
		7,945,420
TOTAL ENERGY		10,346,003
FINANCIALS - 4.5%
Capital Markets - 0.3%
Lehman Brothers Holdings E-Capital Trust I 6.1725% 8/19/65 (c)	955,000	961,453
Merrill Lynch & Co., Inc. 5.4938% 8/14/09 (c)	2,065,000	2,065,258
		3,026,711
Commercial Banks - 0.4%
Santander Issuances SA Unipersonal 5.75% 6/20/16 (a)(c)	1,500,000	1,500,663
Wells Fargo & Co. 5.43% 3/10/08 (c)	2,300,000	2,301,847
		3,802,510
Consumer Finance - 1.0%
Capital One Financial Corp. 5.67% 9/10/09 (c)	2,260,000	2,266,312
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
MBNA Capital I 8.278% 12/1/26	$ 810,000	$ 844,702
MBNA Europe Funding PLC 5.49% 9/7/07 (a)(c)	2,720,000	2,721,972
SLM Corp. 5.5369% 7/26/10 (c)	2,770,000	2,770,094
		8,603,080
Diversified Financial Services - 0.4%
CC Funding Trust I 6.9% 2/16/07	1,695,000	1,701,441
Tyco International Group SA Participation Certificate Trust 4.436% 6/15/07 (a)	1,800,000	1,787,530
		3,488,971
Real Estate Investment Trusts - 1.1%
Colonial Properties Trust 7% 7/14/07	3,801,000	3,837,326
iStar Financial, Inc. 5.94% 3/16/09 (c)	2,505,000	2,521,841
Reckson Operating Partnership LP 6% 6/15/07	1,440,000	1,442,912
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,329,651
		10,131,730
Real Estate Management & Development - 0.3%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	880,000	887,176
Realogy Corp. 6.0738% 10/20/09 (a)(c)	1,830,000	1,829,663
		2,716,839
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.53% 4/11/07 (c)	1,575,000	1,576,030
Residential Capital Corp. 6.7419% 6/29/07 (c)	1,995,000	2,006,146
Washington Mutual Bank 5.4613% 5/1/09 (c)	3,000,000	3,002,778
Washington Mutual, Inc. 5.54% 8/24/09 (c)	2,250,000	2,250,605
		8,835,559
TOTAL FINANCIALS		40,605,400
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,688,590
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc. 5.495% 5/15/08 (c)	3,000,000	3,002,205
BellSouth Corp. 5.58% 8/15/08 (c)	2,000,000	2,000,626
Deutsche Telekom International Finance BV 5.5688% 3/23/09 (c)	1,725,000	1,725,600
Telecom Italia Capital SA 5.9844% 7/18/11 (c)	3,000,000	2,993,181
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU 5.69% 6/19/09 (c)	$ 3,500,000	$ 3,502,884
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,575,017
TELUS Corp. yankee 7.5% 6/1/07	3,305,000	3,342,865
		18,142,378
Wireless Telecommunication Services - 0.3%
Verizon Wireless Capital LLC 5.375% 12/15/06	700,000	699,850
Vodafone Group PLC 5.4269% 6/29/07 (c)	2,260,000	2,259,912
		2,959,762
TOTAL TELECOMMUNICATION SERVICES		21,102,140
UTILITIES - 2.0%
Electric Utilities - 0.8%
Baltimore Gas & Electric Co. 5.25% 12/15/06	1,290,000	1,289,465
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,710,840
Progress Energy, Inc. 6.05% 4/15/07	3,375,000	3,386,516
		7,386,821
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 5.375% 11/1/06	1,750,000	1,750,000
NiSource Finance Corp. 5.9681% 11/23/09 (c)	845,000	844,923
		2,594,923
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	913,191
Duke Capital LLC 4.331% 11/16/06	1,590,000	1,589,307
		2,502,498
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
3.66% 11/15/06	635,000	634,602
5.6638% 9/28/07 (c)	2,470,000	2,470,768
NiSource, Inc. 3.628% 11/1/06	1,055,000	1,055,000
Sempra Energy 4.75% 5/15/09	2,000,000	1,974,574
		6,134,944
TOTAL UTILITIES		18,619,186
TOTAL NONCONVERTIBLE BONDS (Cost $104,326,720)		104,268,323
U.S. Government Agency Obligations - 4.9%
	Principal Amount	Value
Fannie Mae 0% 4/27/07 (b) (Cost $44,861,070)	$ 46,000,000	$ 44,818,372
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 1.0%
4.286% 10/1/33 (c)	46,708	46,215
4.289% 10/1/34 (c)	51,639	51,787
4.31% 3/1/33 (c)	129,128	128,196
4.318% 6/1/33 (c)	60,697	60,242
4.515% 10/1/35 (c)	89,040	88,363
4.543% 1/1/35 (c)	208,211	207,652
4.552% 9/1/34 (c)	389,228	393,048
4.594% 8/1/34 (c)	126,750	126,595
4.624% 3/1/35 (c)	47,676	47,468
4.64% 1/1/33 (c)	72,627	72,604
4.695% 9/1/34 (c)	40,743	40,862
4.712% 2/1/33 (c)	20,462	20,635
4.713% 10/1/32 (c)	19,796	19,807
4.746% 5/1/33 (c)	9,048	9,020
4.763% 10/1/32 (c)	29,513	29,568
4.775% 1/1/35 (c)	12,187	12,292
4.808% 8/1/34 (c)	105,801	105,935
4.976% 2/1/35 (c)	40,761	40,704
4.988% 11/1/32 (c)	79,460	80,021
4.989% 12/1/32 (c)	11,155	11,210
5.057% 7/1/34 (c)	53,130	53,069
5.058% 11/1/34 (c)	22,786	22,814
5.179% 8/1/33 (c)	151,076	151,391
5.288% 7/1/35 (c)	61,483	61,610
5.5% 11/1/16 to 2/1/19	3,843,438	3,856,830
6.5% 7/1/16 to 3/1/35	2,114,721	2,165,677
7% 8/1/17 to 5/1/32	1,169,607	1,199,654
TOTAL FANNIE MAE		9,103,269
Freddie Mac - 0.0%
4.783% 10/1/32 (c)	21,993	22,216
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.809% 3/1/33 (c)	$ 55,366	$ 55,089
5.614% 4/1/32 (c)	26,433	26,679
TOTAL FREDDIE MAC		103,984
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,359,151)		9,207,253
Asset-Backed Securities - 30.1%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (c)	345,530	346,709
Series 2004-3 Class 2A4, 5.67% 10/25/34 (c)	156,258	156,298
Series 2004-4 Class A2D, 5.67% 1/25/35 (c)	196,933	197,606
Series 2005-1 Class M1, 5.79% 4/25/35 (c)	1,545,000	1,552,055
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.595% 8/25/32 (c)	151,473	151,597
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (c)	113,099	113,648
Class M2, 7.02% 11/25/33 (c)	75,000	75,929
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (c)	50,000	50,247
Class M2, 7.07% 6/25/33 (c)	50,000	50,566
Series 2003-NC1 Class M1, 6.1% 7/25/33 (c)	100,000	100,588
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (c)	150,000	150,624
Class M2, 6.42% 2/25/34 (c)	175,000	176,578
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (c)	250,000	251,099
Class M3, 5.8% 4/25/35 (c)	145,000	145,947
Class M4, 5.96% 4/25/35 (c)	185,000	186,181
Series 2005-HE3:
Class A2A, 5.42% 5/25/35 (c)	87,154	87,159
Class A2B, 5.53% 5/25/35 (c)	630,000	630,423
Series 2005-SD1 Class A1, 5.72% 11/25/50 (c)	150,359	150,693
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (c)	995,000	995,988
Class M1, 5.62% 5/25/36 (c)	915,000	916,863
Class M2, 5.64% 5/25/36 (c)	305,000	305,466
Class M3, 5.66% 5/25/36 (c)	240,000	240,444
Class M4, 5.72% 5/25/36 (c)	200,000	200,364
Class M5, 5.76% 5/25/36 (c)	295,000	295,636
Asset-Backed Securities - continued
	Principal Amount	Value
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (a)(c)	$ 1,200,000	$ 1,200,142
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.57% 9/15/11 (c)	410,000	411,552
Series 2004-5 Class B, 5.57% 4/16/12 (c)	2,150,000	2,151,003
Series 2004-C Class C, 5.82% 2/15/12 (a)(c)	591,770	593,053
Series 2005-1 Class A, 5.35% 10/15/12 (c)	2,185,000	2,187,168
Series 2005-6 Class C, 5.57% 3/15/11 (a)(c)	2,680,000	2,683,216
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 5.79% 11/6/09 (c)	271,320	271,666
Series 2003-BX Class A4B, 5.79% 1/6/10 (c)	70,016	70,076
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,476,300
Series 2006-RM Class A1, 5.37% 10/6/09	2,000,000	2,001,425
Ameriquest Mississippi, Inc. Series 2006-M3:
Class M7, 6.176% 10/25/36 (c)	705,000	705,000
Class M9, 7.326% 10/25/36 (c)	450,000	450,000
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.22% 2/25/33 (c)	474,619	475,326
Series 2003-3 Class M1, 6.12% 3/25/33 (c)	3,892	3,901
Series 2003-AR1 Class M1, 6.47% 1/25/33 (c)	210,042	210,239
Series 2004-R11 Class M1, 5.98% 11/25/34 (c)	560,000	563,470
Series 2004-R2:
Class M1, 5.75% 4/25/34 (c)	85,000	84,999
Class M2, 5.8% 4/25/34 (c)	75,000	75,000
Series 2004-R8 Class M9, 8.07% 9/25/34 (c)	1,525,000	1,536,142
Series 2004-R9 Class M2, 5.97% 10/25/34 (c)	720,000	725,006
Series 2005-R1:
Class M1, 5.77% 3/25/35 (c)	770,000	772,033
Class M2, 5.8% 3/25/35 (c)	260,000	261,023
Series 2005-R2 Class M1, 5.77% 4/25/35 (c)	1,700,000	1,706,862
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (c)	29,202	29,310
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (a)(c)	1,500,000	1,501,847
Series 2005-2A Class A2, 5.43% 5/20/09 (a)(c)	800,000	799,996
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.9289% 9/25/33 (c)	800,000	808,895
Series 2004-W5 Class M1, 5.92% 4/25/34 (c)	1,420,000	1,422,082
Series 2004-W7:
Class M1, 5.87% 5/25/34 (c)	305,000	307,132
Class M2, 5.92% 5/25/34 (c)	250,000	251,711
Series 2006-W1 Class M10, 7.82% 3/25/36 (c)	995,000	921,735
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.: - continued
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (c)	$ 1,200,000	$ 1,200,768
Class M2, 5.64% 5/25/36 (c)	1,265,000	1,265,465
Class M3, 5.66% 5/25/36 (c)	1,010,000	1,010,366
Arran Funding Ltd. Series 2005-A Class C, 5.65% 12/15/10 (c)	3,235,000	3,234,353
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (c)	230,000	233,561
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.47% 10/25/36 (c)	780,000	779,996
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.22% 4/15/33 (c)	1,165,025	1,165,522
Series 2003-HE6 Class M1, 5.97% 11/25/33 (c)	215,000	216,507
Series 2003-HE7 Class A3, 5.68% 12/15/33 (c)	32,327	32,336
Series 2004-HE6 Class A2, 5.68% 6/25/34 (c)	566,793	568,213
Series 2005-HE1 Class M1, 5.82% 3/25/35 (c)	540,000	543,073
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (c)	1,105,000	1,111,184
Class M2, 5.82% 3/25/35 (c)	275,000	276,969
Series 2005-HE3 Class A4, 5.52% 4/25/35 (c)	1,025,753	1,026,153
Bank of America Credit Card Trust Series 2006-C7 Class C7, 5.55% 3/15/12 (c)	1,500,000	1,500,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7% 12/15/09 (c)	465,000	465,317
Series 2002-C1 Class C1, 6.28% 12/15/09 (c)	675,000	677,187
Series 2003-C4 Class C4, 6.35% 2/15/11 (c)	2,010,000	2,035,920
Series 2004-C1 Class C1, 5.82% 11/15/11 (c)	25,000	25,157
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (c)	517,068	517,828
Bayview Financial Asset Trust Series 2003-F Class A, 5.82% 9/28/43 (c)	131,467	131,445
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (c)	240,024	240,396
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.4481% 2/28/41 (c)	1,222,034	1,222,251
Bear Stearns Asset Backed Securities, Inc.:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (c)	390,000	395,659
Class M3, 6.37% 9/25/34 (c)	265,000	268,738
Class M4, 6.52% 9/25/34 (c)	225,000	229,502
Class M5, 6.72% 9/25/34 (c)	210,000	214,515
Series 2004-HE9 Class M2, 6.52% 11/25/34 (c)	490,000	496,240
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities, Inc.: - continued
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (c)	$ 905,000	$ 909,684
Class M2, 6.07% 2/25/35 (c)	330,000	332,680
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.3778% 12/26/24 (c)	2,840,000	2,839,889
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 5.79% 6/15/10 (a)(c)	36,927	36,930
Series 2005-1 Class B, 5.695% 6/15/10 (c)	850,000	853,741
Series 2006-SN1A Class A4B, 5.44% 3/20/10 (a)(c)	2,700,000	2,700,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.6% 1/15/10 (c)	250,950	251,139
Series 2004-B Class A4, 5.43% 8/15/11 (c)	1,700,000	1,700,335
Series 2006-B Class A2, 5.53% 4/15/09	1,805,000	1,809,537
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (c)	500,000	501,890
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,252,594
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.85% 9/15/11 (c)	1,125,000	1,133,369
Series 2004-B1 Class B1, 5.76% 11/15/11 (c)	1,180,000	1,185,950
Series 2004-C1 Class C1, 3.4% 11/16/09	2,480,000	2,468,315
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(c)	265,000	265,415
Class B, 6.07% 7/20/39 (a)(c)	140,000	141,083
Class C, 6.42% 7/20/39 (a)(c)	180,000	181,228
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 6.27% 7/25/36 (c)	445,000	445,149
Class M9, 7.22% 7/25/36 (c)	285,000	285,091
Series 2006-NC3 Class M10, 7.37% 8/25/36 (a)(c)	125,000	112,422
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (a)	12,813	12,749
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 6.02% 11/25/33 (c)	91,792	92,372
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (a)(c)	715,045	714,049
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 5.8% 3/16/09 (c)	200,000	200,067
Series 2003-6 Class C, 6.12% 2/15/11 (c)	2,210,000	2,235,084
Series 2004-1 Class B, 5.52% 5/15/09 (c)	295,000	294,999
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (c)	1,645,000	1,653,598
Series 2006-C3 Class C3, 5.55% 6/15/11 (c)	1,975,000	1,975,000
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	$ 549,911	$ 544,000
Class D, 4.51% 11/20/12	221,539	219,307
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 5.86% 12/10/08 (c)	615,000	615,178
Series 2002-B1 Class B1, 5.7188% 6/25/09 (c)	655,000	655,631
Series 2002-C1 Class C1, 6.47% 2/9/09 (c)	900,000	901,936
Series 2003-C1 Class C1, 6.4681% 4/7/10 (c)	1,685,000	1,707,432
Citigroup Mortgage Loan Trust Series 2006-NC2 Class A2B, 5.4838% 9/25/36 (c)	2,000,000	2,000,000
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.495% 4/25/46 (a)(c)	3,195,000	3,195,000
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	840,941	837,329
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (c)	30,872	30,901
Series 2003-BC1 Class M2, 7.0745% 9/25/32 (c)	251,598	252,675
Series 2003-SD3 Class A1, 5.74% 12/25/32 (a)(c)	11,605	11,644
Series 2004-2 Class M1, 5.82% 5/25/34 (c)	375,000	376,377
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (c)	2,239,452	2,243,042
Class M1, 5.82% 6/25/34 (c)	100,000	100,457
Series 2004-4 Class M2, 5.85% 6/25/34 (c)	315,000	316,489
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (c)	1,035,444	1,035,808
Class MV1, 5.72% 7/25/35 (c)	435,000	436,446
Class MV2, 5.76% 7/25/35 (c)	525,000	527,050
Series 2005-AB1 Class A2, 5.53% 8/25/35 (c)	2,378,800	2,380,744
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	3,999,990	4,009,990
Series 2006-C Class A2, 5.31% 3/15/10 (a)	1,775,000	1,773,891
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 5.71% 4/25/34 (c)	7,446	7,448
Series 2004-FRE1 Class B1, 7.12% 4/25/34 (c)	605,000	605,223
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (c)	550,000	552,788
Series 2005-1 Class B, 5.47% 9/16/10 (c)	1,580,000	1,581,658
Series 2005-3 Class B, 5.51% 5/15/11 (c)	2,000,000	2,002,414
Series 2006-1 Class B1, 5.47% 8/16/11 (c)	1,845,000	1,846,649
Series 2006-2 Class B1, 5.44% 1/17/12 (c)	2,000,000	1,995,393
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.58% 5/28/35 (c)	208,621	208,686
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5: - continued
Class AB3, 5.7235% 5/28/35 (c)	$ 46,319	$ 46,493
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (c)	1,500,000	1,503,403
Series 2005-2 Class 2A1, 5.44% 12/25/35 (c)	796,024	796,088
Series 2006-2:
Class 2A2, 5.49% 7/25/36 (c)	880,000	880,197
Class M1, 5.63% 7/25/36 (c)	1,765,000	1,766,244
First Franklin Mortgage Loan Asset Backed Certificates Trust Series 2005-FF2 Class A2A, 5.41% 3/25/35 (c)	77,407	77,412
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (c)	25,000	25,045
Class M4, 6.22% 3/25/34 (c)	25,000	25,101
Series 2004-FF8 Class M3, 6.27% 10/25/34 (c)	1,760,000	1,786,227
Series 2006-FF14:
Class A5, 5.49% 10/25/36 (c)	990,000	990,000
Class M1, 5.59% 10/25/36 (c)	880,000	880,000
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	826,763
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (c)	1,375,000	1,374,993
Class B, 5.76% 5/15/10 (c)	1,110,000	1,111,648
Series 2006-3:
Class A, 5.5% 6/15/11 (c)	990,000	990,512
Class B, 5.77% 6/15/11 (c)	1,405,000	1,405,559
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	1,535,000	1,534,171
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.82% 12/25/33 (c)	264,204	264,664
Series 2004-B Class M1, 5.9% 5/25/34 (c)	205,000	206,111
Series 2004-C:
Class 2A2, 5.87% 8/25/34 (c)	373,810	374,148
Class M1, 5.97% 8/25/34 (c)	540,000	544,047
Series 2004-D Class 3A2, 5.6% 11/25/34 (c)	47,275	47,310
Series 2005-A:
Class 2A2, 5.56% 2/25/35 (c)	765,433	765,930
Class M1, 5.75% 1/25/35 (c)	225,000	226,467
Class M2, 5.78% 1/25/35 (c)	325,000	326,642
Class M3, 5.81% 1/25/35 (c)	175,000	176,124
Class M4, 6% 1/25/35 (c)	125,000	126,162
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2006-A:
Class M3, 5.7% 5/25/36 (c)	$ 455,000	$ 455,159
Class M4, 5.72% 5/25/36 (c)	685,000	685,482
Class M5, 5.82% 5/25/36 (c)	365,000	366,031
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (a)(c)	195,920	196,680
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.52% 6/15/11 (c)	925,000	926,100
Series 2006-1:
Class B, 5.63% 9/17/12 (c)	585,000	584,634
Class C, 5.73% 9/17/12 (c)	455,000	454,716
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (c)	2,490,000	2,489,975
Series 6 Class B, 5.51% 2/17/09 (c)	75,000	75,023
Series 8 Class C, 5.65% 6/15/10 (c)	2,650,000	2,649,974
Series 9:
Class B, 5.47% 9/15/10 (c)	485,000	485,000
Class C, 5.63% 9/15/10 (c)	1,800,000	1,801,926
GSAMP Trust:
Series 2002-NC1 Class A2, 5.64% 7/25/32 (c)	2,606	2,641
Series 2003-FM1 Class M1, 6.55% 3/20/33 (c)	636,784	637,166
Series 2004-AHL Class A2D, 5.68% 8/25/34 (c)	585,672	587,577
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (c)	168,544	168,543
Class M2, 6.72% 11/25/33 (c)	135,000	136,068
Series 2004-FM2 Class M1, 5.82% 1/25/34 (c)	249,683	249,682
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (c)	320,000	319,998
Class M2, 6.47% 5/25/34 (c)	150,000	151,389
Series 2005-6:
Class A2, 5.53% 6/25/35 (c)	1,800,000	1,798,812
Class M3, 5.97% 6/25/35 (c)	1,555,000	1,552,823
Series 2005-9 Class 2A1, 5.44% 8/25/35 (c)	893,201	892,515
Series 2005-HE2 Class M, 5.75% 3/25/35 (c)	1,220,000	1,225,808
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (c)	1,301,735	1,301,735
Series 2005-NC1 Class M1, 5.77% 2/25/35 (c)	1,205,000	1,211,291
Series 2006-HE5 Class M7, 6.1544% 8/25/36 (c)	1,495,000	1,494,982
Series 2006-NC2 Class M4, 5.6744% 6/25/36 (c)	1,541,000	1,541,532
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.4% 5/25/30 (a)(c)	2,880,000	2,880,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(c)	1,700,000	1,702,217
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-3 Class A5, 6.2% 2/25/33 (c)	$ 14	$ 14
Series 2002-5 Class M1, 7.02% 5/25/33 (c)	165,729	165,914
Series 2003-1 Class M1, 6.32% 6/25/33 (c)	524,845	525,278
Series 2003-2 Class M1, 6.2% 8/25/33 (c)	66,323	66,356
Series 2003-3 Class M1, 6.18% 8/25/33 (c)	320,568	321,284
Series 2003-4 Class M1, 6.12% 10/25/33 (c)	96,601	96,817
Series 2003-5:
Class A2, 5.67% 12/25/33 (c)	10,566	10,593
Class M1, 6.02% 12/25/33 (c)	160,000	160,758
Class M2, 7.05% 12/25/33 (c)	70,000	70,835
Series 2003-7:
Class A2, 5.7% 3/25/34 (c)	33,395	33,437
Class M1, 5.97% 3/25/34 (c)	795,000	798,306
Series 2003-8 Class M1, 6.04% 4/25/34 (c)	260,000	261,471
Series 2004-4 Class A2, 5.64% 10/25/34 (c)	110,506	110,577
Series 2004-6 Class A2, 5.67% 12/25/34 (c)	249,740	250,061
Series 2005-1:
Class M1, 5.75% 5/25/35 (c)	1,270,000	1,274,980
Class M2, 5.77% 5/25/35 (c)	1,410,000	1,415,330
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (c)	1,734,880	1,735,767
Class M1, 5.77% 7/25/35 (c)	890,000	893,414
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (c)	121,197	121,733
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class A, 5.49% 1/18/11 (c)	1,000,000	1,000,405
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	3,410,000	3,410,752
Series 2006-2 Class A2, 5.61% 6/17/09	1,500,000	1,502,849
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (c)	242,339	242,872
Class M2, 5.81% 1/20/35 (c)	180,408	181,037
Series 2005-3:
Class A1, 5.58% 1/20/35 (c)	545,602	546,098
Class M1, 5.74% 1/20/35 (c)	320,383	320,967
Series 2006-2:
Class M1, 5.64% 3/20/36 (c)	780,522	780,516
Class M2, 5.66% 3/20/36 (c)	1,288,554	1,288,545
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.57% 6/25/35 (c)	451,586	451,853
Class M1, 5.79% 6/25/35 (c)	550,000	552,064
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	$ 1,805,000	$ 1,805,162
Keycorp Student Loan Trust Series 1999-A Class A2, 5.7019% 12/27/09 (c)	208,738	209,353
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	1,565,000	1,565,446
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.14% 6/25/33 (c)	462,597	463,220
Series 2003-3 Class M1, 6.07% 7/25/33 (c)	337,423	338,465
Series 2006-6:
Class 2A3, 5.48% 7/25/36 (c)	1,435,000	1,435,749
Class M4, 5.69% 7/25/36 (c)	425,000	425,312
Class M5, 5.72% 7/25/36 (c)	265,000	265,095
Class M6, 5.78% 7/25/36 (c)	265,000	265,094
Series 2006-7 Class M10, 7.7185% 8/25/36 (c)	675,000	611,719
Master Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.87% 7/25/34 (c)	357,163	357,806
Series 2004-HE1 Class M1, 5.97% 9/25/34 (c)	685,000	689,796
MBNA Credit Card Master Note Trust:
Series 2002-B2 Class B2, 5.7% 10/15/09 (c)	1,034,000	1,035,713
Series 2002-B4 Class B4, 5.82% 3/15/10 (c)	630,000	632,491
Series 2003-B1 Class B1, 5.76% 7/15/10 (c)	1,510,000	1,517,240
Series 2003-B2 Class B2, 5.71% 10/15/10 (c)	125,000	125,616
Series 2003-B3 Class B3, 5.695% 1/18/11 (c)	1,550,000	1,556,544
Series 2003-B5 Class B5, 5.69% 2/15/11 (c)	2,000,000	2,010,815
Series 2003-C2 Class C2, 6.92% 6/15/10 (c)	2,000,000	2,034,750
Series 2005-C3 Class C, 5.59% 3/15/11 (c)	2,830,000	2,837,424
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.7038% 9/15/10 (c)	200,000	200,761
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (c)	142,040	142,259
Class M2, 5.87% 7/25/34 (c)	25,000	25,047
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.47% 1/25/35 (c)	150,000	150,589
Series 2004-HE2:
Class A1B, 5.79% 8/25/35 (c)	196,031	196,960
Class A2B, 5.7% 8/25/35 (c)	362,731	363,152
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (c)	125,000	126,213
Series 2003-NC10 Class M1, 6% 10/25/33 (c)	792,708	795,638
Series 2003-NC8 Class M1, 6.02% 9/25/33 (c)	119,992	120,288
Series 2004-HE6 Class A2, 5.66% 8/25/34 (c)	302,833	303,560
Series 2004-NC2 Class M1, 5.87% 12/25/33 (c)	347,703	349,669
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 5.66% 7/25/34 (c)	$ 51,034	$ 51,067
Series 2005-1 Class M2, 5.79% 12/25/34 (c)	570,000	572,864
Series 2005-HE1:
Class A3B, 5.54% 12/25/34 (c)	144,459	144,547
Class M1, 5.77% 12/25/34 (c)	150,000	150,971
Class M2, 5.79% 12/25/34 (c)	385,000	387,141
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (c)	370,000	372,447
Class M2, 5.76% 1/25/35 (c)	265,000	266,118
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (c)	325,000	327,201
Class M2, 5.79% 1/25/35 (c)	325,000	325,992
Class M3, 5.83% 1/25/35 (c)	325,000	327,149
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (c)	440,000	440,349
Class M2:
5.62% 6/25/36 (c)	770,000	770,909
5.63% 6/25/36 (c)	550,000	550,211
Class M4, 5.67% 6/25/36 (c)	1,160,000	1,160,442
Series 2006-HE5 Class B1, 6.29% 8/25/36 (c)	2,415,000	2,415,939
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (c)	334,289	340,656
Series 2001-NC1 Class M2, 6.925% 10/25/31 (c)	9,628	9,638
Series 2001-NC4 Class M1, 6.82% 1/25/32 (c)	54,071	54,129
Series 2002-AM3 Class A3, 5.81% 2/25/33 (c)	14,114	14,139
Series 2002-HE1 Class M1, 5.92% 7/25/32 (c)	590,000	595,975
Series 2002-NC3 Class M1, 6.04% 8/25/32 (c)	100,000	100,043
Series 2002-OP1 Class M1, 6.445% 9/25/32 (c)	415,497	415,801
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (c)	2,050,000	2,055,029
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.77% 3/25/35 (c)	595,000	597,376
Class M2, 5.8% 3/25/35 (c)	595,000	597,762
Class M3, 5.84% 3/25/35 (c)	290,000	292,082
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (c)	1,167,321	1,167,835
Series 2005-A Class A4, 5.37% 8/15/11 (c)	2,210,000	2,209,988
Nomura Home Equity Loan, Inc. Series 2006-HE3:
Class M7, 6.13% 7/25/36 (c)	485,000	485,168
Class M8, 6.28% 7/25/36 (c)	340,000	338,300
Class M9, 7.18% 7/25/36 (c)	490,000	489,315
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (c)	$ 100,000	$ 100,726
Class M4, 6.295% 6/25/34 (c)	170,000	171,325
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 5.77% 12/25/33 (c)	42,722	42,866
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(c)	965,000	965,000
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.97% 11/25/33 (c)	1,025,000	1,032,921
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (c)	734,316	734,395
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (c)	945,000	956,727
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (c)	565,000	571,740
Class M2, 6% 9/25/34 (c)	160,000	161,315
Class M3, 6.57% 9/25/34 (c)	310,000	313,331
Class M4, 6.77% 9/25/34 (c)	435,000	439,520
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (c)	124,886	124,965
Series 2004-WWF1 Class A5, 5.79% 1/25/35 (c)	126,376	126,648
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (c)	176,354	176,487
Class M2, 5.84% 1/25/35 (c)	1,130,000	1,136,313
Class M3, 5.88% 1/25/35 (c)	425,000	428,314
Class M5, 6.2% 1/25/35 (c)	400,000	403,976
Series 2005-WHQ1 Class M7, 6.57% 3/25/35 (c)	910,000	915,074
Permanent Master Issuer PLC Series 2006-1 Class 2C, 5.7744% 7/17/42 (c)	2,645,000	2,644,897
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (a)(c)	2,160,000	2,166,307
Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(c)	1,575,000	1,575,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (c)	1,300,000	1,322,863
Series 2004-RS6:
Class 2M2, 6.62% 6/25/34 (c)	250,000	249,998
Class 2M3, 6.77% 6/25/34 (c)	250,000	249,998
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (c)	646,454	646,580
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 5.64% 3/25/29 (c)	25,322	25,377
Series 2005-KS7 Class A1, 5.42% 8/25/35 (c)	271,164	271,180
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (c)	1,451	1,454
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.85% 3/25/35 (c)	$ 640,000	$ 640,536
Series 2004-2 Class MV1, 5.9% 8/25/35 (c)	415,000	415,802
Sharps SP I LLC Net Interest Margin Trust Series 2004-HE3N Class NA, 5.19% 11/25/34 (a)	3,551	3,546
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.47% 5/20/18 (a)(c)	3,384,812	3,384,795
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (a)(c)	1,140,000	1,139,989
Class C, 5.7% 8/15/11 (a)(c)	520,000	519,995
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 5.97% 8/25/34 (c)	1,000,000	1,002,824
Series 2003-BC4 Class M1, 5.92% 11/25/34 (c)	260,000	261,826
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (c)	1,135,000	1,137,181
Series 2004-8 Class M5, 6.47% 9/25/34 (c)	290,000	293,167
Series 2005-1 Class M4, 6.08% 2/25/35 (a)(c)	485,000	490,129
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.68% 2/25/34 (c)	32,067	32,242
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(c)	675,000	675,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (c)	980,000	982,867
TBW Mortgage-Backed pass thru certificates Series 2006-4 Class A3, 5.53% 9/25/36 (c)	2,255,000	2,254,989
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (c)	21,802	21,923
Series 2003-6HE Class A1, 5.79% 11/25/33 (c)	22,699	22,805
Series 2005-14HE Class AF1, 5.46% 8/25/36 (c)	432,738	432,783
Series 2006-9HGA Class A1, 5.424% 10/25/37 (c)	1,472,062	1,472,062
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	2,585,000	2,584,916
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.65% 5/16/11 (a)(c)	2,165,000	2,165,000
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.46% 6/15/09	685,000	685,308
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	2,615,000	2,615,288
WaMu Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,636,260	1,634,726
WaMu Master Note Trust Series 2006-A3A Class A3, 5.35% 9/16/13 (a)(c)	3,025,000	3,025,000
WaMu Mortgage pass thru certificates Series 2006-AR11 Class C1B1, 5.41% 9/25/46 (c)	1,448,029	1,448,029
Asset-Backed Securities - continued
	Principal Amount	Value
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	$ 261,274	$ 258,553
Series 2004-4 Class D, 3.58% 5/17/12	239,389	235,504
Series 2005-1 Class D, 4.09% 8/15/12	252,907	249,302
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(c)	2,032,529	2,032,529
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	1,179,073	1,179,073
TOTAL ASSET-BACKED SECURITIES (Cost $275,421,105)		275,756,922
Collateralized Mortgage Obligations - 14.6%

Private Sponsor - 10.6%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (c)	1,314,553	1,312,159
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0954% 8/25/35 (c)	1,854,549	1,857,119
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (c)	1,494,771	1,495,993
Series 2005-2 Class 1A1, 5.57% 3/25/35 (c)	977,419	977,436
Citigroup Mortgage Loan Trust floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (c)	1,205,000	1,205,420
Class M5, 5.74% 8/25/36 (c)	860,000	860,601
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.72% 2/25/35 (c)	510,244	511,328
Series 2004-4 Class 5A2, 5.72% 3/25/35 (c)	154,449	154,672
Series 2005-1 Class 5A2, 5.65% 5/25/35 (c)	351,424	350,862
Series 2005-10 Class 5A2, 5.64% 1/25/36 (c)	1,257,666	1,260,732
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (c)	141,091	141,327
Class 6M2, 5.8% 6/25/35 (c)	1,375,000	1,382,788
Series 2005-3 Class 8A2, 5.56% 7/25/35 (c)	1,196,721	1,199,215
Series 2005-5 Class 6A2, 5.55% 9/25/35 (c)	984,266	985,441
Series 2005-8 Class 7A2, 5.6% 11/25/35 (c)	626,894	628,626
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (c)	87,190	87,342
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (c)	42,258	42,295
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (c)	76,678	76,753
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (c)	$ 109,339	$ 109,524
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (c)	186,095	186,431
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (c)	134,869	134,979
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (c)	638,015	639,911
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.0738% 10/25/36 (c)	1,205,000	1,205,000
Class M8, 6.2738% 10/25/36 (c)	525,000	525,000
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.72% 12/25/34 (c)	111,730	111,820
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.44% 10/11/41 (a)(c)	3,305,493	3,306,022
Class CB, 5.37% 10/11/41 (a)(c)	260,000	259,990
Class DB, 5.84% 10/11/41 (a)(c)	1,060,000	1,059,958
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.47% 12/21/24 (c)	700,000	700,378
Class B1, 5.52% 12/20/54 (c)	950,000	949,948
Class M1, 5.62% 12/20/54 (c)	700,000	699,960
Series 2005-2 Class C1, 5.8925% 12/20/54 (c)	1,200,000	1,200,840
Series 2005-4:
Class C1, 5.8225% 12/20/54 (c)	925,000	925,108
Class M2, 5.6725% 12/20/54 (c)	1,830,000	1,830,286
Series 2006-3 Class C2, 5.9114% 12/20/54 (c)	1,230,000	1,230,000
Granite Mortgages PLC floater Series 2004-3:
Class 1B, 5.55% 9/20/44 (c)	58,209	58,213
Class 1C, 5.98% 9/20/44 (c)	269,217	269,365
Class 1M, 5.66% 9/20/44 (c)	29,105	29,108
GSAMP Trust floater Series 2004-11 Class 2A1, 5.65% 12/20/34 (c)	899,371	901,039
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.6438% 7/15/40 (a)(c)	415,000	414,988
Class 2A, 5.4038% 7/15/40 (a)(c)	1,040,000	1,039,979
Class 2C, 5.8182% 7/15/40 (a)(c)	975,000	974,971
Holmes Financing No. 8 PLC floater Series 2:
Class A, 5.4538% 4/15/11 (c)	1,400,000	1,400,052
Class B, 5.5438% 7/15/40 (c)	190,000	190,038
Class C, 6.0938% 7/15/40 (c)	775,000	776,085
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (c)	$ 579,873	$ 582,853
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (c)	530,748	531,316
Series 2004-6 Class 1A2, 5.71% 10/25/34 (c)	147,853	148,114
Series 2005-1:
Class M1, 5.78% 4/25/35 (c)	251,688	252,320
Class M2, 5.82% 4/25/35 (c)	445,091	446,128
Class M3, 5.85% 4/25/35 (c)	108,623	109,131
Class M4, 6.07% 4/25/35 (c)	66,234	66,526
Class M5, 6.09% 4/25/35 (c)	66,234	66,526
Class M6, 6.14% 4/25/35 (c)	103,324	103,695
Series 2005-2 Class 1A2, 5.63% 4/25/35 (c)	1,061,444	1,062,574
Series 2005-4 Class 1B1, 6.62% 5/25/35 (c)	447,587	448,356
Series 2005-7:
Class M1, 5.8% 11/25/35 (c)	188,039	188,311
Class M2, 5.84% 11/25/35 (c)	141,029	141,535
Class M3, 5.94% 11/25/35 (c)	705,145	706,931
Class M4, 5.98% 11/25/35 (c)	336,903	337,705
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(c)	961,107	964,142
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (c)	2,869,877	2,869,877
Series 2006-GP1 Class A1, 5.41% 5/25/46 (c)	2,061,670	2,060,370
Master Asset Backed Securities Trust floater:
Series 2004-11:
Class 1A4, 5.81% 11/25/34 (c)	78,300	78,452
Class 2A1, 5.7% 11/25/34 (c)	237,549	239,144
Class 2A2, 5.76% 11/25/34 (c)	52,296	52,372
Series 2005-1 Class 1A1, 5.59% 3/25/35 (c)	439,754	440,632
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2349% 8/25/17 (c)	510,207	518,931
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.6844% 7/25/37 (c)	1,015,000	1,006,457
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.71% 3/25/28 (c)	137,152	137,887
Class 2A2, 5.87% 3/25/28 (c)	48,983	49,125
Series 2003-B Class A1, 5.66% 4/25/28 (c)	132,869	133,497
Series 2003-D Class A, 5.63% 8/25/28 (c)	615,117	616,173
Series 2003-E Class A2, 5.79% 10/25/28 (c)	234,333	234,693
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
floater:
Series 2003-F Class A2, 5.76% 10/25/28 (c)	$ 249,077	$ 249,480
Series 2004-A Class A2, 5.67% 4/25/29 (c)	316,344	316,328
Series 2004-B Class A2, 5.5875% 6/25/29 (c)	330,499	330,642
Series 2004-C Class A2, 5.01% 7/25/29 (c)	438,358	437,818
Series 2004-D Class A2, 5.82% 9/25/29 (c)	456,802	457,314
Series 2004-E Class A2D, 5.97% 11/25/29 (c)	467,386	468,831
Series 2004-G Class A2, 5.8719% 11/25/29 (c)	175,222	175,304
Series 2005-A Class A2, 5.71% 2/25/30 (c)	546,443	547,080
Series 2005-B Class A2, 5.5475% 7/25/30 (c)	573,626	574,178
Series 2003-G Class XA1, 1% 1/25/29 (e)	1,441,278	10,098
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (c)	415,535	415,032
Class A2, 5.77% 12/25/34 (c)	561,282	567,066
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (c)	1,800,618	1,804,216
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (c)	920,000	919,668
Permanent Financing No. 4 PLC floater Series 2 Class C, 6.11% 6/10/42 (c)	1,145,000	1,149,367
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.5% 6/10/11 (c)	5,000,000	5,002,250
Class C, 6.04% 6/10/42 (c)	390,000	391,053
Series 3 Class C, 6.19% 6/10/42 (c)	1,030,000	1,031,339
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.84% 6/10/42 (c)	1,600,000	1,602,125
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.72% 6/10/42 (c)	1,140,000	1,141,193
Permanent Financing No. 8 PLC floater:
Series 3C, 5.85% 6/10/42 (c)	910,000	910,564
Series 8 Class 2C, 5.79% 6/10/42 (c)	1,435,000	1,436,082
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.4244% 9/25/46 (c)	2,870,198	2,870,198
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	193,411	195,517
Series 2004-SL2 Class A1, 6.5% 10/25/16	72,273	73,163
Series 2005-AR5 Class 1A1, 4.8316% 9/19/35 (c)	529,756	529,592
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.82% 11/25/34 (c)	9,648	9,652
Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(c)	109,218	109,679
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(e)	$ 3,873,319	$ 10,491
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.78% 9/20/33 (c)	209,962	210,005
Series 2003-7 Class A2, 5.6419% 1/20/34 (c)	110,021	110,067
Series 2004-1 Class A, 5.8825% 2/20/34 (c)	162,349	162,514
Series 2004-10 Class A4, 5.7469% 11/20/34 (c)	481,777	482,426
Series 2004-12 Class 1A2, 5.82% 1/20/35 (c)	772,006	774,706
Series 2004-4 Class A, 5.7288% 5/20/34 (c)	608,830	609,042
Series 2004-5 Class A3, 5.5769% 6/20/34 (c)	216,173	216,205
Series 2004-6:
Class A3A, 5.8275% 6/20/35 (c)	233,159	233,589
Class A3B, 5.1069% 7/20/34 (c)	466,317	466,800
Series 2004-7:
Class A3A, 5.775% 8/20/34 (c)	278,800	279,157
Class A3B, 6% 7/20/34 (c)	541,359	543,397
Series 2004-8 Class A2, 5.82% 9/20/34 (c)	831,479	832,721
Series 2005-1 Class A2, 5.8325% 2/20/35 (c)	403,602	404,686
Series 2005-2 Class A2, 5.7% 3/20/35 (c)	747,149	748,562
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.65% 9/25/36 (c)	640,000	640,000
Class M4, 5.7% 9/25/36 (c)	960,000	959,400
Class M7, 6.13% 9/25/36 (c)	330,000	330,000
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(c)	107,652	107,733
Series 2005-AR1 Class B1, 7.32% 9/25/35 (a)(c)	1,155,000	989,373
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (c)	1,846,532	1,855,600
Series 2005-3 Class A4, 5.6% 10/25/35 (c)	2,125,960	2,122,342
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 5.52% 8/25/45 (c)	362,278	362,381
Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (c)	701,405	701,687
Series 2005-AR17 Class A1C1, 5.51% 12/25/45 (c)	639,819	640,222
Series 2005-AR19 Class A1C1, 5.51% 12/25/45 (c)	656,219	656,529
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	121,306	120,767
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 53,470	$ 55,050
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6742% 8/25/34 (c)	1,080,436	1,073,798
Series 2005-AR10 Class 2A2, 4.109% 6/25/35 (c)	4,427,130	4,335,482
Series 2005-AR12 Class 2A1, 4.319% 7/25/35 (c)	2,670,886	2,628,038
TOTAL PRIVATE SPONSOR		97,640,474
U.S. Government Agency - 4.0%
Fannie Mae:
floater Series 2002-89 Class F, 5.62% 1/25/33 (c)	96,968	97,423
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	364,768	364,396
Series 2003-24 Class PB, 4.5% 12/25/12	1,508,557	1,495,765
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (c)	878,895	897,845
Series 2002-11 Class QF, 5.82% 3/25/32 (c)	131,979	133,204
Series 2002-36 Class FT, 5.82% 6/25/32 (c)	130,565	131,427
Series 2002-49 Class FB, 5.92% 11/18/31 (c)	1,350,720	1,368,297
Series 2002-60 Class FV, 6.32% 4/25/32 (c)	291,973	298,648
Series 2002-64 Class FE, 5.67% 10/18/32 (c)	63,556	63,820
Series 2002-68 Class FH, 5.82% 10/18/32 (c)	2,537,655	2,560,537
Series 2002-74 Class FV, 5.77% 11/25/32 (c)	86,142	86,646
Series 2002-75 Class FA, 6.32% 11/25/32 (c)	598,105	611,774
Series 2003-11:
Class DF, 5.77% 2/25/33 (c)	70,925	71,329
Class EF, 5.77% 2/25/33 (c)	32,685	32,842
Series 2003-122 Class FL, 5.67% 7/25/29 (c)	484,277	486,537
Series 2003-15 Class WF, 5.67% 8/25/17 (c)	580,856	583,671
Series 2004-33 Class FW, 5.72% 8/25/25 (c)	832,311	836,777
Series 2004-54 Class FE, 6.47% 2/25/33 (c)	508,219	508,929
Series 2005-72 Class FG, 5.57% 5/25/35 (c)	6,442,746	6,446,958
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	147,239	147,059
Series 2002-52 Class PA, 6% 4/25/31	7,865	7,883
Series 2002-50 Class LE, 7% 12/25/29	31,304	31,399
Series 2004-31 Class IA, 4.5% 6/25/10 (e)	146,772	1,433
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,329,018	1,354,066
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (c)	$ 1,514,519	$ 1,520,197
Series 2406:
Class FP, 6.3% 1/15/32 (c)	1,108,471	1,133,038
Class PF, 6.3% 12/15/31 (c)	1,085,299	1,109,310
Series 2410 Class PF, 6.3% 2/15/32 (c)	3,000,930	3,076,126
Series 2526 Class FC, 5.72% 11/15/32 (c)	18,485	18,580
Series 2538 Class FB, 5.72% 12/15/32 (c)	163,672	164,770
Series 2551 Class FH, 5.77% 1/15/33 (c)	60,628	60,992
Series 2553 Class FB, 5.82% 3/15/29 (c)	2,654,994	2,665,862
Series 2577 Class FW, 5.82% 1/15/30 (c)	1,776,650	1,785,411
Series 2650 Class FV, 5.72% 12/15/32 (c)	1,624,129	1,636,142
Series 2861 Class JF, 5.62% 4/15/17 (c)	766,336	769,912
Series 2994 Class FB, 5.47% 6/15/20 (c)	653,374	652,802
Series 3066 Class HF, 0% 1/15/34 (c)	68,741	67,846
planned amortization class:
Series 2395 Class PE, 6% 2/15/30	51,374	51,324
Series 2543 Class PM, 5.5% 8/15/18	450,049	449,379
Series 2614 Class IC, 4.5% 12/15/10 (e)	557,206	6,176
Series 2676 Class KN, 3% 12/15/13	810,696	802,138
Series 2683 Class UH, 3% 3/15/19	825,848	821,426
Series 2748 Class IB, 4.5% 3/15/10 (e)	210,600	1,096
Series 2776 Class UJ, 4.5% 5/15/20 (e)	283,973	6,364
Series 2828 Class JA, 4.5% 1/15/10	544,605	542,914
Series 1803 Class A, 6% 12/15/08	253,438	254,529
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 5.72% 1/16/27 (c)	100,270	100,758
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	172,374	173,545
TOTAL U.S. GOVERNMENT AGENCY		36,489,302
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $134,237,153)		134,129,776
Commercial Mortgage Securities - 6.6%
	Principal Amount	Value
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class D, 5.87% 11/15/15 (a)(c)	$ 80,375	$ 80,389
Class F, 6.22% 11/15/15 (a)(c)	80,000	80,026
Class H, 6.72% 11/15/15 (a)(c)	70,000	70,091
Class J, 7.27% 11/15/15 (a)(c)	70,000	70,130
Class K, 7.92% 11/15/15 (a)(c)	65,000	65,018
Series 2005-BBA6:
Class B, 5.54% 1/15/19 (a)(c)	390,000	390,151
Class C, 5.58% 1/15/19 (a)(c)	400,000	400,155
Class D, 5.63% 1/15/19 (a)(c)	390,000	390,151
Class E, 5.67% 1/15/19 (a)(c)	245,000	245,085
Class F, 5.72% 1/15/19 (a)(c)	165,000	165,057
Class G, 5.75% 1/15/19 (a)(c)	125,000	125,048
Series 2005-ESHA:
Class F, 6.07% 7/14/20 (a)(c)	860,000	860,980
Class G, 6.2% 7/14/20 (a)(c)	585,000	585,666
Class H, 6.42% 7/14/20 (a)(c)	720,000	720,817
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (a)(c)	475,000	475,155
Class C, 5.63% 3/15/22 (a)(c)	200,000	200,074
Class D, 5.68% 3/15/22 (a)(c)	205,000	205,121
Class E, 5.72% 3/15/22 (a)(c)	390,000	390,238
Class F, 5.79% 3/15/22 (a)(c)	200,000	200,122
Class G, 5.85% 3/15/22 (a)(c)	130,000	130,079
Series 2006-LAQ:
Class H, 6% 2/9/21 (a)(c)	440,000	441,587
Class J, 6.09% 2/9/21 (a)(c)	320,000	321,152
Class K, 6.32% 2/9/21 (a)(c)	880,000	882,628
Series 2005-ESHA Class X1, 0.8865% 7/14/20 (a)(c)(e)	44,830,000	274,682
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(c)	938,219	937,603
Class B, 6.28% 7/14/11 (a)(c)	467,860	467,097
Class C, 6.43% 7/14/11 (a)(c)	936,970	936,355
Class D, 7.06% 7/14/11 (a)(c)	544,559	546,682
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.9% 8/25/33 (a)(c)	190,265	190,741
Series 2003-2 Class A, 5.9% 12/25/33 (a)(c)	572,368	573,799
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(c)	359,924	360,599
Class B, 7.22% 4/25/34 (a)(c)	59,987	60,550
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(c)	$ 451,879	$ 453,150
Class M1, 5.9% 8/25/34 (a)(c)	144,742	145,036
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(c)	648,162	649,479
Class A2, 5.74% 1/25/35 (a)(c)	76,254	76,540
Class M1, 5.82% 1/25/35 (a)(c)	114,382	114,739
Class M2, 6.32% 1/25/35 (a)(c)	76,254	76,707
Series 2005-2A:
Class M1, 5.75% 8/25/35 (a)(c)	165,235	165,235
Class M2, 5.8% 8/25/35 (a)(c)	276,880	277,700
Class M3, 5.82% 8/25/35 (a)(c)	151,837	152,437
Class M4, 5.93% 8/25/35 (a)(c)	138,440	139,053
Series 2005-3A:
Class A1, 5.64% 11/25/35 (a)(c)	760,476	761,857
Class M1, 5.76% 11/25/35 (a)(c)	108,639	109,330
Class M2, 5.81% 11/25/35 (a)(c)	149,379	150,668
Class M3, 5.83% 11/25/35 (a)(c)	135,799	136,970
Class M4, 5.92% 11/25/35 (a)(c)	167,486	167,902
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(c)	1,034,817	1,036,758
Class B1, 6.72% 1/25/36 (a)(c)	94,074	95,015
Class M1, 5.77% 1/25/36 (a)(c)	376,297	377,003
Class M2, 5.79% 1/25/36 (a)(c)	94,074	94,251
Class M3, 5.82% 1/25/36 (a)(c)	188,149	188,443
Class M4, 5.93% 1/25/36 (a)(c)	94,074	94,427
Class M5, 5.97% 1/25/36 (a)(c)	94,074	94,486
Class M6, 6.02% 1/25/36 (a)(c)	94,074	94,309
Series 2006-2A:
Class A2, 5.6% 7/25/36 (a)(c)	284,289	284,289
Class B1, 6.19% 7/25/36 (a)(c)	104,239	104,239
Class B3, 8.02% 7/25/36 (a)(c)	170,573	170,573
Class M1, 5.63% 7/25/36 (a)(c)	298,504	298,504
Class M2, 5.65% 7/25/36 (a)(c)	213,217	213,217
Class M3, 5.67% 7/25/36 (a)(c)	165,835	165,835
Class M4, 5.74% 7/25/36 (a)(c)	113,716	113,716
Class M5, 5.79% 7/25/36 (a)(c)	137,406	137,406
Class M6, 5.86% 7/25/36 (a)(c)	217,955	217,955
Series 2006-3A:
Class A1, 5.57% 10/25/36 (a)(c)	1,295,590	1,295,590
Class B1, 6.12% 10/25/36 (a)(c)	153,295	153,295
Class B2, 6.67% 10/25/36 (a)(c)	98,900	98,900
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-3A:
Class B3, 7.92% 10/25/36 (a)(c)	$ 178,020	$ 178,020
Class M4, 5.75% 10/25/36 (a)(c)	153,295	153,295
Class M5, 5.8% 10/25/36 (a)(c)	192,855	192,855
Class M6, 5.88% 10/25/36 (a)(c)	380,765	380,765
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 6.02% 6/15/17 (a)(c)	960,000	960,330
COMM floater Series 2002-FL7:
Class F, 6.63% 11/15/14 (a)(c)	1,000,000	1,005,421
Class H, 7.58% 11/15/14 (a)(c)	150,000	150,502
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.78% 7/15/16 (a)(c)	8,103	8,105
Class D, 5.88% 7/15/16 (a)(c)	17,733	17,737
Class E, 6.08% 7/15/16 (a)(c)	12,482	12,486
Class F, 6.13% 7/15/16 (a)(c)	29,623	29,635
Class H, 6.63% 7/15/16 (a)(c)	87,041	87,166
Class J, 6.78% 7/15/16 (a)(c)	32,745	32,840
Class K, 7.68% 7/15/16 (a)(c)	565,375	566,963
Series 2005-F10A:
Class B, 5.56% 4/15/17 (a)(c)	1,005,000	1,005,070
Class C, 5.6% 4/15/17 (a)(c)	425,000	425,011
Class D, 5.64% 4/15/17 (a)(c)	345,000	345,088
Class E, 5.7% 4/15/17 (a)(c)	260,000	260,042
Class F, 5.74% 4/15/17 (a)(c)	145,000	145,010
Class G, 5.88% 4/15/17 (a)(c)	145,000	145,011
Class H, 5.95% 4/15/17 (a)(c)	145,000	145,029
Class J, 6.18% 4/15/17 (a)(c)	50,000	50,012
Class MOA3, 5.62% 3/15/20 (a)(c)	650,000	650,046
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(c)	295,290	295,372
Class C, 5.62% 11/15/17 (a)(c)	590,580	590,744
Class D, 5.66% 11/15/17 (a)(c)	102,367	102,396
Class E, 5.71% 11/15/17 (a)(c)	157,488	157,539
Class F, 5.77% 11/15/17 (a)(c)	141,739	141,778
Class G, 5.82% 11/15/17 (a)(c)	224,420	224,482
Series 2006-CN2A Class AJFL, 5.5813% 2/5/19 (a)(c)	1,135,000	1,138,919
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 5.77% 5/15/14 (a)(c)	296,157	296,190
Series 2004-TF2A Class E, 5.74% 11/15/19 (a)(c)	640,000	640,259
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2005-TF2A Class F, 5.82% 11/15/19 (a)(c)	$ 230,000	$ 230,098
Series 2005-TFLA:
Class E, 5.65% 2/15/20 (a)(c)	560,000	560,207
Class F, 5.7% 2/15/20 (a)(c)	250,000	250,092
Class G, 5.84% 2/15/20 (a)(c)	70,000	70,032
Class H, 6.07% 2/15/20 (a)(c)	100,000	100,044
CS First Boston Mortgage Securities Corp. floater:
Series 2005-CN2A Class A1J, 5.65% 11/15/19 (a)(c)	2,165,000	2,166,201
Series 2005-TF3A Class A2, 5.6% 11/15/20 (a)(c)	2,775,000	2,776,965
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (a)(c)	300,000	300,083
Class E, 5.65% 4/15/21 (a)(c)	300,000	300,147
Class G, 5.74% 4/15/21 (a)(c)	300,000	300,232
Class H, 6.05% 4/15/21 (a)(c)	300,000	300,167
Class J, 6.12% 4/15/21 (a)(c)	200,000	200,055
Class K, 6.52% 4/15/21 (a)(c)	1,005,000	1,005,275
Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 6.32% 3/15/32 (c)	1,370,455	1,405,596
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.3213% 10/5/20 (a)(c)	180,000	180,000
6.5713% 10/5/20 (a)(c)	220,000	220,000
Class M-AON, 6.8213% 10/5/20 (a)(c)	215,000	215,000
Class N-AON, 7.1713% 10/5/20 (a)(c)	550,000	550,000
GS Mortgage Securities Corp. II floater Series 2006-FL8A:
Class C, 5.56% 6/6/20 (a)(c)	145,000	145,000
Class D, 5.6% 6/6/20 (a)(c)	400,000	400,000
Class E, 5.69% 6/6/20 (a)(c)	800,000	800,000
Class F, 5.76% 6/6/20 (a)(c)	575,000	575,180
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3:
Class B, 5.72% 9/25/46 (a)(c)	450,000	450,000
Class C, 5.87% 9/25/46 (a)(c)	1,150,000	1,150,000
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.7219% 10/3/15 (a)(c)	3,000,000	3,021,395
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.88% 12/16/14 (a)(c)	$ 435,000	$ 434,564
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.1416% 11/15/10 (a)(c)(e)	417,400,000	267,386
Morgan Stanley Capital I, Inc.:
floater:
Series 2005-XLF:
Class B, 5.54% 8/15/19 (a)(c)	935,000	935,380
Class C, 5.57% 8/15/19 (a)(c)	75,000	75,030
Class D, 5.59% 8/15/19 (a)(c)	270,000	270,110
Class E, 5.61% 8/15/19 (a)(c)	245,000	245,099
Class F, 5.65% 8/15/19 (a)(c)	170,000	170,069
Class G, 5.7% 8/15/19 (a)(c)	120,000	120,049
Class H, 5.72% 8/15/19 (a)(c)	100,000	100,040
Class J, 5.79% 8/15/19 (a)(c)	75,000	75,024
Series 2006-XLF:
Class D, 5.57% 7/15/19 (a)(c)	1,195,000	1,194,993
Class E, 5.61% 7/15/19 (a)(c)	1,450,000	1,450,004
Class F, 5.64% 7/15/19 (a)(c)	535,000	535,002
Class G, 5.68% 7/15/19 (a)(c)	385,000	385,920
Series 2006-XLF Class C, 6.52% 7/15/19 (a)(c)	570,000	569,996
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(c)	364,238	364,921
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (a)(c)	990,000	990,382
Class B, 5.62% 10/15/17 (a)(c)	200,000	200,069
Class D, 5.75% 10/15/17 (a)(c)	400,000	400,149
Series 2006-WL7A:
Class F, 5.6638% 8/11/18 (a)(c)	1,235,000	1,235,000
Class G, 5.6838% 8/11/18 (a)(c)	1,170,000	1,170,000
Class J, 5.9238% 8/11/18 (a)(c)	260,000	260,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,275,241)		60,403,116
Certificates of Deposit - 2.6%

BNP Paribas SA yankee 5.045% 2/21/07	4,000,000	3,994,161
Deutsche Bank AG yankee 5.045% 2/21/07	4,000,000	3,994,161
HBOS Treasury Services PLC yankee 5.04% 2/21/07	4,000,000	3,994,229
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	4,000,000	3,993,969
Certificates of Deposit - continued
	Principal Amount	Value
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	$ 4,000,000	$ 3,994,102
Societe Generale euro 5.05% 2/21/07	4,000,000	3,994,257
TOTAL CERTIFICATES OF DEPOSIT (Cost $23,999,608)		23,964,879
Commercial Paper - 0.2%

Rockies Express Pipeline LLC 5.58% 12/20/06 (a) (Cost $1,984,500)	2,000,000	1,985,191
Fixed-Income Funds - 25.2%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $230,066,386)	2,314,696	230,335,439
Cash Equivalents - 2.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Government Obligations) # (Cost $26,813,000)	$ 26,816,960	26,813,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $911,343,934)		911,682,271
NET OTHER ASSETS - 0.5%		4,359,737
NET ASSETS - 100%		$ 916,042,008
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
103 Eurodollar 90 Day Index Contracts	Dec. 2006	$ 101,618,513	$ (229,587)
103 Eurodollar 90 Day Index Contracts	March 2007	101,655,850	(122,837)
103 Eurodollar 90 Day Index Contracts	June 2007	101,699,625	61,138
103 Eurodollar 90 Day Index Contracts	Sept. 2007	101,744,687	149,080
TOTAL EURODOLLAR CONTRACTS			$ (142,206)
Sold
Eurodollar Contracts
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,940,563	3,893
5 Eurodollar 90 Day Index Contracts	March 2008	4,941,063	3,218
4 Eurodollar 90 Day Index Contracts	June 2008	3,952,650	3,409
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,964,300	2,588
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,976,050	1,092
1 Eurodollar 90 Day Index Contracts	March 2009	987,938	584
TOTAL EURODOLLAR CONTRACTS			$ 14,784
			$ (127,422)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest
Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.1020% 11/25/34

	Dec. 2034	$ 275,000	$ 2,641
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 1,000,000	$ (4,983)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	500,000	(8,686)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	310,009	183
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	212,016	112
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(9,705)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	3,011
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	1,545
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	$ 1,650,000	$ 1,707
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	2,000,000	2,167
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	2,200,000	10,831
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,390,000	3,651
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,015,000	2,666
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	9,916
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	21,355
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	1,900,000	4,854
TOTAL CREDIT DEFAULT SWAPS		$ 18,812,025	$ 41,265
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 5 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2007	$ 4,900,000	$ 726
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	3,000,000	819
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	4,000,000	476
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2007	5,655,000	(231)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 5 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Nov. 2006	6,800,000	1,376
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Nov. 2006	$ 8,900,000	$ 1,689
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	4,000,000	594
TOTAL TOTAL RETURN SWAPS		$ 37,255,000	$ 5,449
		$ 56,067,025	$ 46,714
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $130,259,480 or 14.2% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $341,009.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,813,000 due 11/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 366,907
BNP Paribas Securities Corp.	2,935,256
Banc of America Securities LLC	8,732,167
Bank of America, NA	1,687,772
Barclays Capital, Inc.	4,291,323
Countrywide Securities Corp.	4,402,883
Credit Suisse Securities (USA) LLC	232,298
HSBC Securities (USA), Inc.	733,814
Morgan Stanley & Co., Inc.	495,324
Societe Generale, New York Branch	366,907
UBS Securities LLC	2,201,442
WestLB AG	366,907
$ 26,813,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,303,718
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 237,764,502	$ -	$ 7,500,012	$ 230,335,439	2.1%
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $911,289,987. Net unrealized appreciation aggregated $392,284, of which $1,154,296 related to appreciated investment securities and $762,012 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 20, 2006